                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

       File No. 2-91229

       Pre-Effective Amendment No.                                     [ ]

       Post-Effective Amendment No. 41                                 [X]

                                     and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

       File No. 811-4025

       Amendment No. 42                                                [X]

                        (Check appropriate box or boxes.)

                        AMERICAN CENTURY MUNICIPAL TRUST
   --------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
   -------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: February 27, 2004

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on February 27, 2004 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This  post-effective  amendment  designates  a new  effective  date for a previously filed post-effective amendment.

   -------------------------------------------------------------------------

YOUR

AMERICAN CENTURY

PROSPECTUS

--------------------------------------------------------------------------------

A Class

B Class

C Class

Florida Municipal Bond Fund

Arizona Municipal Bond Fund

February 27, 2004

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

Dear Investor,

American  Century is committed to providing you with an easy-to-read  prospectus that gives you the information you need to make confident investment decisions.

You'll notice that we've combined information about A, B and C Class shares into one prospectus.  These shares are offered primarily  through  employer-sponsored retirement plans, or through  institutions such as investment  advisors,  banks, broker-dealers and insurance companies.

It's  important  for you to be  aware of which  class of  shares  you own or are considering for purchase while you're reading through your  prospectus.  Certain restrictions may apply to one class or another,  and different  classes may have different fees, expenses or minimum investment requirements.

Read carefully  through the Fund  Performance  History,  Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences  between the classes.  Some  sections  have  separate  pages for the different classes.

After you've  reviewed your  prospectus,  should you have any questions,  please call your investment professional, who will be happy to assist you.

Sincerely,

Brian Jeter

Senior Vice President

Third Party Sales and Services

American Century Investment Services, Inc.

Table of Contents

AN OVERVIEW OF THE FUNDS.....................................................X

FUND PERFORMANCE HISTORY.....................................................X

FEES AND EXPENSES............................................................X

OBJECTIVES, STRATEGIES AND RISKS.............................................X

Florida Municipal Bond Fund

Arizona Municipal Bond Fund

     THIS SYMBOL IS USED  THROUGHOUT  THE BOOK TO HIGHLIGHT  DEFINITIONS  OF KEY
INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek high current income and investment returns that are exempt from federal income tax.

The funds also seek  income and  investment  returns  that are exempt from taxes imposed by Florida,  in the case of Florida  Municipal Bond, or Arizona,  in the case of Arizona Municipal Bond.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?
The fund managers invest most of the funds' assets in DEBT SECURITIES  issued by cities,  counties  and other  municipalities,  and U.S.  territories.  The funds invest in different  types of these municipal debt securities and have different risks.  The following  chart shows the  differences  between the funds'  primary investments and principal  risks. It is designed to help you compare these funds with each other;  it should not be used to compare these funds with other mutual funds. A more detailed  description about the funds'  investment  strategies and risks begins on page x.

DEBT  SECURITIES  INCLUDE   FIXED-INCOME   INVESTMENTS  SUCH  AS  NOTES,  BONDS,
COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

FUND                    PRIMARY INVESTMENTS             PRINCIPAL RISKS

Florida Municipal    Quality debt securities of   Florida economic risk
  Bond                 all maturity ranges        Credit risk
                                                  Moderate interest rate risk(1)
--------------------------------------------------------------------------------
Arizona Municipal    Quality debt securities of   Arizona economic risk
  Bond                 all maturity ranges        Credit risk
                                                  Moderate interest rate risk(1)
--------------------------------------------------------------------------------
(1)  THE INTEREST RATE RISK IS MODERATE UNDER NORMAL MARKET  CONDITIONS,  AND IT
     MAY FLUCTUATE AS THE PORTFOLIO MANAGERS  REPOSITION THE FUND IN RESPONSE TO
     CHANGING MARKET CONDITIONS.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?
The funds may be a good investment if you are

o    seeking current tax-free income

o    seeking diversification by investing in a fixed-income mutual fund

o    comfortable with risk based on Florida's or Arizona's economy

o    a Florida or Arizona resident or taxpayer

o    comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?
The funds may not be a good investment if you are

o    investing in an IRA or other tax-advantaged retirement plan

o    investing for long-term growth

o    looking for the added security of FDIC insurance

An  investment  in the funds is not a bank  deposit,  and it is not  insured  or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

FUND PERFORMANCE HISTORY

FLORIDA MUNICIPAL BOND FUND

ARIZONA MUNICIPAL BOND FUND

When the A, B or C  Classes  of the funds  have  investment  results  for a full calendar year, this section will feature charts that show

o    Annual Total Returns

o    Highest and Lowest Quarterly Returns

o    Average  Annual  Total  Returns  for  the A, B or C  Classes  of the  fund, including a comparison of these returns to a benchmark index

If the A, B or C Classes of a fund had  existed  during the  periods  presented, their performance would have been substantially  similar to that of the Investor
Class of that fund  because  each class  represents  an  investment  in the same portfolio of  securities.  However,  performance  of the A, B or C classes would have been lower than the Investor Class because of their higher expense ratios.

ANNUAL TOTAL RETURNS
The  following  bar charts show the  performance  of the funds'  Investor  Class shares for each full calendar  year in the life of the funds.  They indicate the volatility of the funds' historical  returns from year to year. Account fees are not reflected in the chart below.  If they had been  included,  returns would be lower than those shown.

INSERT  FLORIDA  MUNICIPAL  BOND FUND ANNUAL TOTAL RETURN CHART - INVESTOR CLASS
(1) (2)

Add 2003: Data to come

(1)  AS OF SEPTEMBER  30,  2003,  THE END OF THE MOST RECENT  CALENDAR  QUARTER,
     FLORIDA MUNICIPAL BOND'S YEAR-TO-DATE RETURN WAS X%. DATA TO COME

(2)  FROM APRIL 11, 1994, TO DECEMBER,  31, 1995, ALL OR A PORTION OF THE FUND'S
     MANAGEMENT FEE WAS WAIVED. AS A RESULT,  THE FUND'S RETURNS ARE HIGHER THAN
     THEY  WOULD  HAVE BEEN HAD THE  WAIVER  NOT BEEN IN  EFFECT.  BEGINNING  ON
     JANUARY 1,  1996,  MANAGEMENT  FEES WERE  PHASED IN AT A RATE OF 0.10% EACH
     MONTH UNTIL JULY 1, 1996.

The highest and lowest  quarterly  returns for the period reflected in the chart are:

                                         HIGHEST                   LOWEST

Florida Municipal Bond
 Investor Class                        Data to come

INSERT  ARIZONA  MUNICIPAL  BOND FUND ANNUAL TOTAL RETURN CHART - INVESTOR CLASS
(1)(2)

Add 2003: Data to come

(1)  AS OF SEPTEMBER  30,  2003,  THE END OF THE MOST RECENT  CALENDAR  QUARTER,
     ARIZONA MUNICIPAL BOND'S YEAR-TO-DATE RETURN WAS XX%. DATA TO COME

(2)  FROM APRIL 11, 1994, TO DECEMBER,  31, 1995, ALL OR A PORTION OF THE FUND'S
     MANAGEMENT FEE WAS WAIVED. AS A RESULT,  THE FUND'S RETURNS ARE HIGHER THAN
     THEY  WOULD  HAVE BEEN HAD THE  WAIVER  NOT BEEN IN  EFFECT.  BEGINNING  ON
     JANUARY 1,  1996,  MANAGEMENT  FEES WERE  PHASED IN AT A RATE OF 0.10% EACH
     MONTH UNTIL JULY 1, 1996.

The highest and lowest  quarterly  returns for the period reflected in the chart are:

                                         HIGHEST                   LOWEST
Arizona Municipal Bond
 Investor Class                        Data to come

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the funds'
Investor Class shares  calculated  three  different  ways.  This  information is provided because the funds' A, B and C Class shares did not have a full calendar year's worth of performance.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-Tax  Returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-Tax Returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED                                             LIFE OF
 DECEMBER 31, 2003                       1 YEAR    5 YEARS   10 YEARS   CLASS(1)

Florida Municipal Bond (2)

Return Before Taxes                        Data to come         N/A        x%

Return After Taxes on Distributions        x%         x%        N/A        x%

Return After Taxes on Distributions
 and Sale of Fund Shares                   x%         x%        N/A        x%

Lehman Brothers Municipal 5-Year
 General Obligation Index (reflects        x%         x%        N/A        x%(3)
 no deduction for fees, expenses
 or taxes)

Arizona Municipal Bond (2)

Return Before Taxes                        x%         x%        N/A        x%

Return After Taxes on Distributions        x%         x%        N/A        x%

Return After Taxes on Distributions
 and Sale of Fund Shares                   x%         x%        N/A        x%

Lehman Brothers Municipal 5-Year
 General Obligation Index (reflects        x%         x%        N/A        x%(3)
 no deduction for fees, expenses
 or taxes)

(1)  THE INCEPTION DATES FOR THE INVESTOR CLASS ARE: FLORIDA  MUNICIPAL BOND AND
     ARIZONA MUNICIPAL BOND, APRIL 11, 1994. ONLY FUNDS WITH PERFORMANCE HISTORY
     FOR LESS THAN 10 YEARS SHOW AFTER-TAX RETURNS FOR LIFE OF FUND.

(2)  FROM APRIL 11, 1994,  TO DECEMBER 31, 1995,  ALL OR A PORTION OF THE FUND'S
     MANAGEMENT FEE WAS WAIVED. AS A RESULT,  THE FUND'S RETURNS ARE HIGHER THAN
     THEY  WOULD  HAVE BEEN HAD THE  WAIVER  NOT BEEN IN  EFFECT.  BEGINNING  ON
     JANUARY 1,  1996,  MANAGEMENT  FEES WERE  PHASED IN AT A RATE OF 0.10% EACH
     MONTH UNTIL JULY 1, 1996.

(3)  SINCE MARCH 31, 1994,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  DATE FOR
     WHICH DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will  perform in the  future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-378-9878.

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                 A CLASS    B CLASS    C CLASS

Maximum Sales Charge (Load) Imposed on
 Purchases (as a percentage of offering price)   4.50%      None        None

Maximum Deferred Sales Charge (Load)             None(1)    5.00%(2)    1.00%(3)
 (as a percentage of the original offering
 price for B Class shares or the lower of
 the original offering price or redemption
 proceeds for A and C Class shares)

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE 15, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
     THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  DISTRIBUTION                    TOTAL ANNUAL
                    MANAGEMENT    AND SERVICE        OTHER        FUND OPERATING
                    FEE(1)        (12B-1)FEES(2)     EXPENSES(3)  EXPENSES
Florida Municipal
 Bond

   A Class            0.50%          0.25%            0.01%          0.76%
   B Class            0.50%          1.00%            0.01%          1.51%
   C Class            0.50%          1.00%            0.01%          1.51%

Arizona Municipal
  Bond

   A Class            0.50%          0.25%            0.01%          0.76%
   B Class            0.50%          1.00%            0.01%          1.51%
   C Class            0.50%          1.00%            0.01%          1.51%

(1)  BASED ON ASSETS OF ALL  CLASSES OF THE FUNDS  DURING THE FUND'S MOST RECENT
     FISCAL YEAR. THE FUNDS HAVE STEPPED FEE SCHEDULES.  AS A RESULT, THE FUNDS'
     MANAGEMENT  FEE  RATES  GENERALLY  DECREASE  AS FUND  ASSETS  INCREASE  AND
     INCREASE AS FUND ASSETS DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  A PORTION OF THE FEE IS USED TO COMPENSATE  SUCH FINANCIAL
     INTERMEDIARIES FOR ONGOING  RECORDKEEPING AND ADMINISTRATIVE  SERVICES THAT
     WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR,  AND A PORTION
     IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES.
     FOR MORE INFORMATION, SEE SERVICE AND DISTRIBUTION FEES, PAGE X.

(3)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUNDS'  INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE
The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

invest $10,000 in the fund

redeem all of your shares at the end of the periods shown below earn a 5% return each year

incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
Florida Municipal Bond

   A Class                    $524        $682         $853         $1,347
   B Class                    $553        $775         $919         $1,589
   C Class                    $153        $475         $819         $1,789

Arizona Municipal Bond

   A Class                    $524        $682         $853         $1,347
   B Class                    $553        $775         $919         $1,589
   C Class                    $153        $475         $819         $1,789

You would pay the following expenses if you did not redeem your shares:

                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
Florida Municipal Bond

   A Class                    $524        $682         $853         $1,347
   B Class                    $153        $475         $819         $1,589
   C Class                    $153        $475         $819         $1,789

Arizona Municipal Bond

   A Class                    $524        $682         $853         $1,347
   B Class                    $153        $475         $819         $1,589
   C Class                    $153        $475         $819         $1,789

OBJECTIVES, STRATEGIES AND RISKS

FLORIDA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
Florida Municipal Bond seeks safety of principal and high current income that is exempt  from  federal  income  tax.  It also seeks to be exempt from the Florida intangible personal property tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?
The fund  managers buy QUALITY DEBT  SECURITIES  and will invest at least 80% of the fund's  assets in  MUNICIPAL  SECURITIES  that are exempt  from the  Florida intangible  personal  property tax, and that have interest  payments exempt from federal income tax.  Cities,  counties and other  municipalities  in Florida and
U.S.  territories  usually issue these securities for public  projects,  such as schools and roads.  The fund also may invest in municipal  securities  issued by states other than Florida;  however,  it is expected that the fund's shares will be exempt from the Florida intangible personal property tax.

A QUALITY  DEBT  SECURITY  IS ONE THAT HAS BEEN RATED BY AN  INDEPENDENT  RATING
AGENCY IN ITS TOP FOUR CREDIT QUALITY CATEGORIES OR DETERMINED BY THE ADVISOR TO
BE OF  COMPARABLE  CREDIT  QUALITY.  THE  DETAILS OF THE FUND'S  CREDIT  QUALITY
STANDARDS ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL INFORMATION.

A MUNICIPAL SECURITY IS A DEBT OBLIGATION ISSUED BY OR ON BEHALF OF A STATE, ITS
POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES,  THE DISTRICT OF COLUMBIA
OR A U.S. TERRITORY OR POSSESSION..

The fund managers also may buy quality debt  securities  exempt from the Florida intangible  personal property tax and with interest payments exempt from federal income tax, but not exempt from the federal  alternative  minimum  tax.  Cities, counties and other  municipalities in Florida and U.S. territories usually issue these  securities  (called private  activity  bonds) to fund for-profit  private projects,  such as hospitals and athletic stadiums.  The fund also may invest in obligations  of other issuers such as the  Commonwealth  of Puerto Rico that are exempt from federal income tax and the Florida intangible personal property tax.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in  cash or  cash-equivalent  securities.  To the  extent  the  fund  assumes  a defensive  position,  it will not be pursuing its  investment  objective and may generate taxable income.

The fund managers are not limited to a specific weighted average maturity range.
However,  the fund managers  monitor the fund's weighted average  maturity,  and seek to adjust it as  appropriate,  taking into account  market  conditions  and other relevant factors.

The fund also may invest in  derivative  instruments  such as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected.  Generally, when interest rates rise,  the fund's share value will decline.  The opposite is usually true when interest rates  decline.  The interest rate risk is higher for
Florida  Municipal  Bond  than for  funds  that have  shorter  weighted  average maturities, such as money market and short-term bond funds.

The fund  may  invest  part of its  assets  in  securities  rated in the  lowest investment-grade  category  (for  example,  Baa or BBB).  The  issuers  of these securities  are more  likely to pose a credit  risk,  that is, to have  problems making interest and principal payments.

Because the fund invests primarily in Florida municipal  securities,  it will be sensitive to events that affect Florida's  economy.  Florida  Municipal Bond may have a higher  level of risk than  funds  that  invest in a larger  universe  of securities.

At any given  time the value of your  shares of  Florida  Municipal  Bond may be worth  more or less  than the price you paid for  them.  In other  words,  it is possible to lose money by investing in the fund.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including  liquidity,  interest rate,  market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of  default  or  bankruptcy  of the  other  party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial,  in part because a relatively  small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

     INCOME FROM THE FUND MAY BE SUBJECT TO THE  ALTERNATIVE  MINIMUM  TAX.  FOR
MORE INFORMATION, SEE TAXES IN THIS PROSPECTUS.

ARIZONA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
Arizona Municipal Bond seeks safety of principal and high current income that is exempt from federal and Arizona income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?
The fund managers buy QUALITY DEBT  SECURITIES,  and will invest at least 80% of the fund's assets in MUNICIPAL  SECURITIES  with interest  payments  exempt from
regular   federal  and  Arizona  income  taxes.   Cities,   counties  and  other
municipalities  in Arizona and U.S.  territories  usually issue these securities for public projects, such as schools and roads.

     A QUALITY DEBT SECURITY IS ONE THAT HAS BEEN RATED BY AN INDEPENDENT RATING
AGENCY IN ITS TOP FOUR CREDIT QUALITY CATEGORIES OR DETERMINED BY THE ADVISOR TO
BE OF  COMPARABLE  CREDIT  QUALITY.  THE  DETAILS OF THE FUND'S  CREDIT  QUALITY
STANDARDS ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL INFORMATION.

     A  MUNICIPAL  SECURITY  IS A DEBT  OBLIGATION  ISSUED  BY OR ON BEHALF OF A
STATE, ITS POLITICAL SUBDIVISIONS,  AGENCIES OR INSTRUMENTALITIES,  THE DISTRICT
OF COLUMBIA OR A U.S. TERRITORY OR POSSESSION.

The fund managers also may buy quality debt  securities  with interest  payments exempt from federal and Arizona  income  taxes,  but not exempt from the federal alternative  minimum tax. Cities,  counties and other  municipalities in Arizona and U.S.  territories  usually issue these  securities  (called private activity bonds) to fund  for-profit  private  projects,  such as  hospitals  and athletic stadiums.  The fund also may invest in  obligations of other issuers such as the
Commonwealth of Puerto Rico that are exempt from federal and Arizona income tax.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in  cash or  cash-equivalent  securities.  To the  extent  the  fund  assumes  a defensive  position,  it will not be pursuing its  investment  objective and may generate taxable income.

The fund managers are not limited to a specific weighted average maturity range.
However, the fund managers monitor the fund's weighted average maturity and seek to adjust it as  appropriate,  taking into account  market  conditions and other relevant factors.

The fund also may invest in  derivative  instruments  such as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
When interest rates change, the fund's share value will be affected.  Generally, when interest rates rise,  the fund's share value will decline.  The opposite is usually true when interest rates  decline.  The interest rate risk is higher for
Arizona  Municipal  Bond  than for  funds  that have  shorter  weighted  average maturities, such as money market and short-term bond funds.

The fund  may  invest  part of its  assets  in  securities  rated in the  lowest investment-grade  category  (for  example,  Baa or BBB).  The  issuers  of these securities  are more  likely to pose a credit  risk,  that is, to have  problems making interest and principal  payments.

Because the fund invests primarily in Arizona municipal  securities,  it will be sensitive to events that affect Arizona's  economy.  Arizona  Municipal Bond may have a higher  level of risk than  funds  that  invest in a larger  universe  of securities. At any given time the value of your shares of Arizona Municipal Bond may be worth more or less than the price you paid for them.  In other words,  it is possible to lose money by investing in the fund.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including  liquidity,  interest rate,  market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of  default  or  bankruptcy  of the  other  party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial,  in part because a relatively  small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

     INCOME FROM THE FUND MAY BE SUBJECT TO THE  ALTERNATIVE  MINIMUM  TAX.  FOR
MORE INFORMATION, SEE TAXES IN THIS PROSPECTUS.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by determining which debt securities help a fund meet its maturity requirements identifying debt securities that satisfy a fund's credit quality standards evaluating current economic conditions and assessing the risk of inflation evaluating  special  features of the debt  securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities,  the fund managers  calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.  This average is  weighted  according  to the size of the fund's  individual  holdings  and is called  the  WEIGHTED  AVERAGE  MATURITY.  The  following  chart  shows how fund managers  would  calculate the weighted  average  maturity for a fund that owned only two debt securities.

                           AMOUNT OF        PERCENT OF    REMAINING    WEIGHTED
                           SECURITY OWNED   PORTFOLIO     MATURITY     MATURITY

Debt Security A               $100,000         25%         4 years      1 year

Debt Security B               $300,000         75%        12 years      9 years

Weighted Average Maturity                                              10 years

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the funds invest  primarily in debt securities,  changes in interest rates will affect the funds'  performance.
This  sensitivity  to interest rate changes is called  interest  rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE    PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                 $100.00                 $99.06               -0.94%
3 years                $100.00                 $97.38               -2.62%
10 years               $100.00                 $93.20               -6.80%
30 years               $100.00                 $88.69              -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments,  the more senior  series of debt is first in line for payment.  Credit quality  may be lower  when the  issuer  has any of the  following:  a high debt level, a short operating history,  a difficult,  competitive  environment,  or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's  credit rating; they also consider other factors,  including  potential returns.  Higher credit ratings usually mean lower interest rate payments,  so the managers often purchase debt securities that aren't the highest rated to increase return.  If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt  securities  rated in one of the highest  four  categories  by a nationally recognized  securities  rating  organization  are considered  investment  grade.
Although  they are  considered  investment  grade,  an  investment in these debt securities  still  involves some credit risk because even an AAA rating is not a guarantee of payment.  For a complete description of the ratings system, see the
Statement of  Additional  Information.  The funds' credit  quality  restrictions apply  at the  time of  purchase;  the  funds  will not  necessarily  sell  debt securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

MANAGEMENT

WHO MANAGES THE FUNDS?
The Board of Trustees,  investment  advisor and fund  management  teams play key roles in the management of the funds.

THE BOARD OF TRUSTEES
The Board of Trustees  oversees the  management  of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
The advisor has been managing  mutual funds since 1958 and is  headquartered  at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services it provides to the funds  during the most recent  fiscal year, the  advisor  receives a unified  management  fee based on a  percentage  of the average net assets of the specific class of shares of the funds. The rate of the management fee for each fund is determined daily on a class-by-class basis using a two-step  formula that takes into account each fund's  strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor  manages.
The management fee is paid monthly in arrears.

The Statement of Additional  Information contains detailed information about the calculation of the management  fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage  expenses,  taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary  expenses.  A portion of each fund's management fee may be  paid by the  funds'  advisor  to  unaffiliated  third  parties  who  provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

The A, B and C Classes  of the fund were not in  operation  for the full  fiscal year ended May 31,  2003.  Each class will pay the advisor a unified  management fee calculated by adding the  appropriate  Investment  Category and Complex Fees from the following schedules:

INVESTMENT CATEGORY FEE SCHEDULE        COMPLEX FEE SCHEDULE (A, B AND C CLASS)

 CATEGORY ASSETS    FEE RATE               COMPLEX ASSETS       FEE RATE

 FIRST $1 BILLION    0.2800%               FIRST $2.5 BILLION    0.3100%
 NEXT $1 BILLION     0.2280%               NEXT $7.5 BILLION     0.3000%
 NEXT $3 BILLION     0.1980%               NEXT $15 BILLION      0.2985%
 NEXT $5 BILLION     0.1780%               NEXT $25 BILLION      0.2970%
 NEXT $15 BILLION    0.1650%               NEXT $50 BILLION      0.2960%
 NEXT $25 BILLION    0.1630%               NEXT $100 BILLION     0.2950%
 THEREAFTER          0.1625%               NEXT $100 BILLION     0.2940%
                                           NEXT $200 BILLION     0.2930%
                                           NEXT $250 BILLION     0.2920%
                                           NEXT $500 BILLION     0.2910%
                                           THEREAFTER            0.2900%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage the  funds.  The team meets  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for a  fund  as  they  see  fit,  guided  by the  funds'  investment objectives and strategy.

The portfolio managers on the Municipal Bond team are identified below.

FLORIDA MUNICIPAL BOND

ARIZONA MUNICIPAL BOND

G. DAVID MACEWEN
Mr. MacEwen, Chief Investment Officer -- Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the team since May 1991,  when he joined American  Century as a Municipal  Portfolio
Manager.  He has a bachelor's  degree in economics from Boston University and an
MBA in finance from the University of Delaware.

STEVEN M. PERMUT
Mr.  Permut,  Vice  President,  Director  of  Municipal  Investments  and Senior
Portfolio  Manager,  has been a member of the team since January 1988. He joined
American  Century in June  1987.  He has a  bachelor's  degree in  business  and geography  from State  University  of New York -- Oneonta  and an MBA in finance from Golden Gate University -- San Francisco.

ROBERT J. MILLER
Mr. Miller, Vice President and Portfolio Manager,  has been a member of the team since April 2000. He joined American  Century in June 1998 as a Senior Municipal
Analyst.  Before  joining  American  Century,  he was a  Managing  Director  for
Washington Square Holdings,  LLC from May 1997 to June 1998. He has a bachelor's degree in business  administration-finance from San Jose State University and an
MBA from New York University.

KENNETH M. SALINGER
Mr.  Salinger,  Vice President and Portfolio  Manager,  has been a member of the team since  October  1996.  He joined  American  Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California --
San Diego. He is a CFA charterholder.

CODE OF ETHICS
American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar days.  In addition,  the Code of Ethics  requires  portfolio  managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES
Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The  Board of  Trustees  may  change  any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS
The shares offered by this  prospectus are intended for purchase by participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through investment advisors,  broker-dealers,  banks, insurance companies and other  financial  intermediaries  that provide  various  administrative  and distribution services.

The funds offer the A, B and C Classes  through this  prospectus.  Although each class of shares  represents  an interest in the same fund,  each has a different cost structure, as described below. Which class is right for you depends on many factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee structure of each class,  and how you wish to  compensate  your financial  advisor for the services  provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                     B CLASS

Initial sales charge (1)    No initial sales charge

Generally no CDSC (2)       Contingent deferred sales charge on
                            redemptions within six years

12b-1 fee of 0.25%          12b-1 fee of 1.00%

No conversion feature       Convert to A Class shares eight years after purchase

Generally more appropriate  Purchase orders limited to amounts less than $100,000 for long-term investors

C CLASS

No initial sales charge

Contingent deferred sales
charge on redemptions
within 12 months

12b-1 fee of 1.00%

No conversion feature

Purchase orders limited to
amounts less than $1,000,000;
generally more appropriate
for short-term investors

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN  PURCHASES OF $1,000,000 OR MORE
     THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

MINIMUM INITIAL INVESTMENT AMOUNT (FOR ALL CLASSES)
To open an account, the minimum investment is $5,000 for all accounts. The funds are not available for retirement accounts.

CALCULATION OF SALES CHARGES

A Class
A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial advisor are:

                                                               AMOUNT PAID TO
                        SALES CHARGE       SALES CHARGE        FINANCIAL ADVISOR
                        AS A % OF          AS A % OF NET       AS A % OF
PURCHASE AMOUNT         OFFERING PRICE     AMOUNT INVESTED     OFFERING PRICE

Less than $50,000           4.50%             4.71%                4.00%

$50,000 - $99,999           4.50%             4.71%                4.00%

$100,000 - $249,999         3.50%             3.63%                3.00%

$250,000 - $499,999         2.50%             2.56%                2.00%

$500,000 - $999,999         2.00%             2.04%                1.75%

$1,000,000 - $3,999,999     0.00%             0.00%                1.00%(1)

$4,000,000 - $9,999,999     0.00%             0.00%                0.50%(1)

$10,000,000 or more         0.00%             0.00%                0.25%(1)

(1)  FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below.

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial  advisor must provide such information to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated if made for your own account(s)  and/or certain other accounts,  such as:

Certain trust accounts

Solely controlled business accounts

Single-participant retirement plans

Endowments  or  foundations  established  and  controlled by you or an immediate family member

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares  of any two or more  American  Century  Advisor  Funds to  qualify  for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

wrap accounts  maintained for clients of certain  financial  intermediaries  who have entered into agreements with American Century

present or former  officers,  directors  and employees  (and their  families) of
American Century

qualified retirement plan purchases

IRA  Rollovers  from any  American  Century  Advisor  Fund  held in a  qualified retirement plan

certain other investors as deemed appropriate by American Century

B CLASS
B Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within six years of purchase you will pay a  contingent  deferred  sales  charge  (CDSC).  There is no CDSC on  shares acquired through reinvestment of dividends or capital gains.

REDEMPTIONS DURING                   CDSC AS A % OF ORIGINAL PURCHASE PRICE

1st year                             5.00%

2nd year                             4.00%

3rd year                             3.00%

4th year                             3.00%

5th year                             2.00%

6th year                             1.00%

After 6th year                       None

B Class shares will automatically  convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C CLASS
C Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original  purchase  price or the current market value at redemption, whichever is less.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable  contingent  deferred sales charge may be waived in the following cases:

redemptions through systematic withdrawal plans not exceeding annually

     o    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     o    12% of the original purchase cost for B Class shares

     o    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

distributions  from IRAs due to attainment of age 59 1/2 for A Class and C Class shares

required minimum distributions from retirement accounts upon reaching age 70 1/2 tax-free returns of excess contributions to IRAs

redemptions due to death or post-purchase disability

exchanges,  unless the shares  acquired  by  exchange  are  redeemed  within the original CDSC period

IRA  rollovers  from any  American  Century  Advisor  Fund  held in a  qualified retirement  plan, for A Class shares only

if no broker was compensated for the sale

BUYING AND SELLING SHARES

Your ability to purchase, exchange and redeem shares will depend on the policies of the  financial  intermediary  through  which  you do  business.  Some  policy differences may include

minimum investment requirements

exchange policies

fund choices

cutoff time for investments

In addition,  your financial  intermediary  may charge a transaction fee for the purchase  or sale of fund  shares.  Please  contact  your  intermediary  or plan sponsor for a complete description of its policies.  Copies of the fund's annual report,  semiannual report and Statement of Additional Information are available from  your  intermediary  or plan  sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS,  INSURANCE COMPANIES AND
INVESTMENT ADVISORS.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account.  You or your financial  advisor must notify the fund's transfer agent in writing at the time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

The exchange is for a minimum of $100

For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the  minimum  account  size  requirement  for the fund  receiving  the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in  certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's  portfolio.  A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold  securities  prematurely to pay the entire redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your  address of record.  Please  note that shares  redeemed in this manner may be subject to a sales  charge if held less than the  applicable  time period.  Please  note  that you may  incur  tax  liability  as a  result  of the redemption.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage  market timing and other abusive  trading  practices,  and we take steps to minimize the effect of these activities in our funds.

Excessive,  short-term  (market timing) or other abusive  trading  practices may disrupt portfolio management  strategies and harm fund performance.  To minimize harm to a fund and its shareholders, we reserve the right to reject any purchase order  (including  exchanges)  from any  investor  we  believe  has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund.  In making this  judgment,  we may consider  trading done in multiple accounts under common ownership or control.

SIGNATURE GUARANTEES

A signature  guarantee - which is  different  from a notarized  signature - is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

Your redemption or distribution check,  Check-A-Month or automatic redemption is made payable to someone other than the account owners

Your  redemption  proceeds  or  distribution  amount is sent by wire or EFT to a destination other than your personal bank account

You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE
American  Century  determines  the NAV of each fund as of the  close of  regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the  Exchange is open.  On days when the Exchange is closed  (including  certain
U.S.  holidays),  we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent  pricing source, the advisor may determine its fair value in accordance with procedures adopted by the fund's board. For example, if an event occurs  after the close of the exchange on which a fund's  portfolio  securities are  principally  traded  that  is  likely  to have  changed  the  value  of the securities, the advisor may determine the securities' fair value.

We will price your purchase,  exchange or redemption at the net asset value next determined after we receive your transaction request in GOOD ORDER.

     GOOD ORDER  MEANS THAT YOUR  INSTRUCTIONS  HAVE BEEN  RECEIVED  IN THE FORM
REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,  PROVIDING THE FUND
NAME  AND  ACCOUNT  NUMBER,  THE  AMOUNT  OF THE  TRANSACTION  AND ALL  REQUIRED
SIGNATURES.

DISTRIBUTIONS
Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company means that the funds will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received,  as well as capital gains realized on the sale of investment securities.

     CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS STOCK,
FROM THE TIME THE ASSETS ARE PURCHASED.

Each fund pays distributions  from net income monthly.  Each fund generally pays capital gains  distributions,  if any, once a year, usually in December.  A fund may make more  frequent  distributions,  if  necessary,  to comply with Internal
Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares  on a  day  a  distribution  is  declared,  you  will  not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

TAXES

TAX-EXEMPT INCOME
Most of the income that the funds  receive from  municipal  securities is exempt from regular federal income taxes.  However,  corporate  shareholders  should be aware  that  distributions  may be  subject to state  corporate  franchise  tax.
Distributions  from  Arizona  Municipal  Bond also will be exempt  from  Arizona income taxes. Additionally, fund shares of Florida Municipal Bond will generally be exempt from the Florida intangible personal property tax.

The funds also may  purchase  private  activity  bonds.  The  income  from these securities is subject to the federal alternative minimum tax. If you are subject to the  alternative  minimum tax,  distributions  from the funds that  represent income derived from private  activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

TAXABLE INCOME
The funds'  investment  performance  also is based on sources  other than income from municipal securities.  These investment  performance sources, while not the primary source of fund distributions,  will generate taxable income to you. Some of these investment performance sources are:

o    Market Discount  Purchases.  The funds may buy a tax-exempt  security for a price less than the principal  amount of the bond. If the price of the bond increases  over time,  a portion  of the gain may be  treated  as  ordinary income and taxable as ordinary income if it is distributed to shareholders.

o    Capital Gains.  When a fund sells a security,  even a tax-exempt  municipal security,  it can generate a capital gain or loss, which you must report on your tax return.

o    Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

TAXABILITY OF DISTRIBUTIONS
Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

     QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM THE STOCK
OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE FUND HAS HELD
THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

TYPE OF DISTRIBUTION               TAX RATE FOR 10% AND      TAX RATE FOR
                                   15% BRACKETS              ALL OTHER BRACKETS

Short-term capital gains           Ordinary Income           Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income            5%                       15%

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the fund,  or whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century or  your  financial  intermediary  will  inform  you of the tax  status  of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS
Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain and will be  disallowed  to the extent of any  distribution  of  tax-exempt income  to you  with  respect  to those  shares.  If a loss is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND
Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers four classes of shares of the funds through  financial intermediaries: A Class, B Class, C Class and Investor Class. The shares offered by this  Prospectus  are A, B and C Class  shares,  which are offered  primarily
through  employer-sponsored   retirement  plans  or  through  institutions  like
investment advisors, banks, broker-dealers and insurance companies.

The  other  class  has  different  fees,   expenses  and/or  minimum  investment
requirements from the classes offered by this Prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for shareholder and  distribution  services and not the result of any difference in  amounts  charged  by the  advisor  for core  investment  advisory  services.
Accordingly,  the  core  investment  advisory  expenses  do not  vary by  class.
Different fees and expenses will affect performance.  For additional information concerning the other class of shares not offered by this prospectus,  call us at
1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described  herein,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange  privileges;  and (e) the B Class provides for automatic conversion  from that  class  into  shares of the A Class of the same fund after eight years.

SERVICE AND DISTRIBUTION FEES
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class offered by this  prospectus has a 12b-1 plan. The plans provide  for annual  fees of 0.25% for A Class and 1.00% for B Class and C Class to the distributor for certain ongoing  shareholder and administrative  services and for past  distribution  services.  The distributor  pays all or a portion of such  fees to the  investment  advisors,  banks,  broker-dealers  and  insurance companies  that make the classes  available.  Because these fees are paid out of the funds'  assets on an ongoing  basis,  over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares.  For additional  information  about the plans and their terms,  see  MULTIPLE  CLASS  STRUCTURE in the  Statement of
Additional  Information.

In addition, the advisor or the funds' distributor may make payments for various services or other expenses out of their past profits or other available sources.
Such  expenses  may  include  distribution  services,  shareholder  services  or marketing,  promotional  or related  expenses.  The amount of these  payments is determined by the advisor or the distributor and is not paid by you.

PERFORMANCE INFORMATION OF OTHER CLASS

The following  financial  information is provided to show the performance of the funds' original class of shares.  This class,  the Investor  Class,  has a total expense  ratio  that  is  lower  than  the A, B and C  Classes  offered  by this prospectus.  If the A, B or C Classes had existed during the periods  presented, their performance would have been lower because of the additional expenses.

The tables on the next few pages itemize what  contributed to the changes in the
Investor  Class share price during the most recently  ended fiscal year. It also shows the changes in share price for this period in  comparison  to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    Total Return - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    Expense  Ratio - the  operating  expenses  of the fund as a  percentage  of average net assets

o    Net Income Ratio - the net investment income of the fund as a percentage of average net assets

o    Portfolio Turnover - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited  by  PricewaterhouseCoopers  LLP, independent  accounts.  Their  Independent  Auditor's  Report and the  financial statements  are included in the funds' Annual  Report,  which is available  upon request.

FLORIDA MUNICIPAL BOND FUND
INVESTOR CLASS

Florida Municipal Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31
-----------------------------------------------------------------------------------------
                                       2003       2002       2001       2000       1999
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $10.73     $10.67     $10.08     $10.50     $10.56
-----------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------------
  Net Investment Income                0.42       0.44       0.47       0.45       0.44
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          0.62       0.19       0.59      (0.41)      0.05
-----------------------------------------------------------------------------------------
  Total From Investment Operations     1.04       0.63       1.06       0.04       0.49
-----------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income          (0.42)     (0.44)     (0.47)     (0.45)     (0.44)
-----------------------------------
  From Net Realized Gains             (0.06)     (0.13)       --       (0.01)     (0.11)
-----------------------------------------------------------------------------------------
  Total Distributions                 (0.48)     (0.57)     (0.47)     (0.46)     (0.55)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period       $11.29     $10.73     $10.67     $10.08     $10.50
=========================================================================================
  TOTAL RETURN(1)                      9.90%      5.98%     10.70%      0.49%      4.71%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.51%      0.51%      0.51%      0.51%      0.51%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                  3.78%      4.03%      4.49%      4.49%      4.13%
-----------------------------------
Portfolio Turnover Rate                 45%        75%       138%       155%       154%
-----------------------------------
Net Assets, End of Period
(in thousands)                       $70,078    $54,565    $53,860    $46,077    $44,379
-----------------------------------------------------------------------------------------
(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

ARIZONA MUNICIPAL BOND FUND
INVESTOR CLASS

Arizona Municipal Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31
-----------------------------------------------------------------------------------------
                                       2003       2002       2001       2000       1999
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $10.89     $10.69     $10.12     $10.62     $10.67
-----------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------------
  Net Investment Income                0.41       0.44       0.48       0.48       0.46
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          0.59       0.27       0.57      (0.47)      0.01
-----------------------------------------------------------------------------------------
  Total From Investment Operations     1.00       0.71       1.05       0.01       0.47
-----------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income          (0.41)     (0.44)     (0.48)     (0.48)     (0.46)
-----------------------------------
  From Net Realized Gains             (0.08)     (0.07)       --       (0.03)     (0.06)
-----------------------------------------------------------------------------------------
  Total Distributions                 (0.49)     (0.51)     (0.48)     (0.51)     (0.52)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period       $11.40     $10.89     $10.69     $10.12     $10.62
=========================================================================================
  TOTAL RETURN(1)                      9.36%      6.74%     10.57%      0.20%      4.51%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.51%      0.51%      0.51%      0.51%      0.51%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                  3.70%      4.04%      4.57%      4.71%      4.30%
-----------------------------------
Portfolio Turnover Rate                 50%        77%       104%       117%        70%
-----------------------------------
Net Assets, End of Period
(in thousands)                       $75,787    $66,327    $50,309    $40,594    $45,410
-----------------------------------------------------------------------------------------
(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS
Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON         SEC Public Reference Room
                  Washington, D.C.
                  Call 202-942-8090 for
                  location and hours.

ON THE INTERNET   o  EDGAR database at www.sec.gov

                  o  By email request at publicinfo@sec.gov

BY MAIL           SEC Public Reference Section
                  Washington, D.C. 20549-0102

This  Prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE       TICKER       NEWSPAPER LISTING

Florida Municipal Bond
   A Class                       N/A            N/A             FLMuBnd
   B Class                       N/A            N/A             FLMuBnd
   C Class                       N/A            N/A             FLMuBnd
Arizona Municipal Bond
   A Class                       N/A            N/A             AzMuBnd
   B Class                       N/A            N/A             AzMuBnd
   C Class                       N/A            N/A             AzMuBnd

Investment Company Act File No. 811-4025

                          American Century Investments
                                 P.O. Box 419786
                        Kansas City, Missouri 64141-6786

                                 1-800-378-9878

                             www.americancentury.com

0402
SH-PRS-_____

American Century
statement of
additional information

FEBRUARY 27, 2004

American Century Municipal Trust

Florida Municipal Money Market Fund

Florida Municipal Bond Fund

Arizona Municipal Bond Fund

Tax-Free Money Market Fund

Tax-Free Bond Fund

High-Yield Municipal Fund

This  Statement of Additional  Information  adds to the discussion in the funds'
Prospectuses  dated  October  1,  2003,  and  February  27,  2004,  but is not a
prospectus.   The  Statement  of  Additional   Information  should  be  read  in
conjunction with the funds' current Prospectuses.  If you would like a copy of a
Prospectus,  please contact us at the address or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This  Statement of  Additional  Information  incorporates  by reference  certain information that appears in the funds' annual and semiannual reports,  which are delivered to all  shareholders.  You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

Table of Contents

THE FUNDS' HISTORY............................................................2

FUND INVESTMENT GUIDELINES....................................................2
      Florida Municipal Money Market Fund and

THE FUNDS' HISTORY

American Century Municipal Trust is a registered open-end management  investment company that was  organized as a  Massachusetts  business  trust on May 1, 1984.
From then until  January 1997,  it was known as Benham  Municipal  Income Trust.
Throughout this Statement of Additional Information we refer to American Century
Municipal  Trust  as the  Trust.

Each fund  described in this  Statement of Additional  Information is a separate series of the Trust and operates for many purposes as if it were an  independent company. Each fund has its own investment objective,  strategy, management team, assets, and tax identification and stock registration number.

Fund                                 Ticker Symbol             Inception Date
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL MONEY MARKET

   Investor Class                      BEFXX                     04/11/1994
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND

   Investor Class                      ACBFX                     04/11/1994
   A Class                             N/A                       02/27/2004
   B Class                             N/A                       02/27/2004
   C Class                             N/A                       02/27/2004
--------------------------------------------------------------------------------
ARIZONA MUNICIPAL BOND

   Investor Class                      BEAMX                     04/11/1994
   A Class                             N/A                       02/27/2004
   B Class                             N/A                       02/27/2004
   C Class                             N/A                       02/27/2004
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET

   Investor Class                      BNTXX                     07/31/1984
--------------------------------------------------------------------------------
TAX-FREE BOND

   Investor Class                      TWTIX                     03/02/1987
   Institutional Class                 N/A                       04/15/2003
--------------------------------------------------------------------------------
HIGH-YIELD MUNICIPAL

   Investor Class                      ABHYX                     03/31/1998
   A Class                             AYMAX                     01/31/2003
   B Class                             AYMBX                     01/31/2003
   C Class                             AYMCX                     07/24/2002

FUND INVESTMENT  GUIDELINES
This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  Investment  Strategies  and Risks, which  begins  on  page  6.  In the  case  of the  funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the
Prospectuses.

Florida  Municipal  Money  Market,  Tax-Free  Money Market and Tax-Free Bond are
diversified  as defined in the  Investment  Company Act of 1940 (the  Investment
Company Act). High-Yield Municipal, Florida Municipal Bond and Arizona Municipal
Bond are  non-diversified.  Diversified  means that,  with respect to 75% of its total assets,  each fund will not invest more than 5% of its total assets in the securities  of a single  issuer or own more than 10% of the  outstanding  voting securities of a single issuer (other than the U.S. government).  Non-diversified means  that a fund may  invest a greater  percentage  of its assets in a smaller number of securities than a diversified fund.

The money  market  funds  operate  pursuant  to Rule 2a-7  under the  Investment
Company Act of 1940, which permits the valuation of portfolio  securities on the basis of amortized cost. To rely on the rule, the funds must be diversified. For
Tax-Free Money Market,  diversified under Rule 2a-7 means that the fund must not invest  more than 5% of its assets in  securities  of any one  issuer,  or, with respect  to 75% of its  assets,  more  than  10%  of its  assets  in  securities guaranteed by any one guarantor, other than the U.S. government, although it may invest up to 25% of its assets in securities with the highest credit ratings for a period of up to three  business  days.  For Florida  Municipal  Money  Market, diversified  under Rule 2a-7 means that with  respect to 75% of its assets,  the fund must not invest more than 5% of its assets in  securities of any one issuer or more than 10% of its assets in securities  guaranteed  by any one  guarantor, other than the U.S. government. Each fund also must not invest more than (a) the greater of 1% of assets or $1 million in conduit  securities  of a single issuer rated in the second highest credit quality category; and (b) 5% of its assets in conduit securities rated in the second highest credit quality category.  Conduit securities are issued by states or municipalities,  but ultimate  responsibility for the payment of principal and interest rests with a non-governmental  entity, such as a  corporation  or  project.  The  money  market  funds  are  considered diversified  provided that they comply with the definition of diversified  under
Rule 2a-7.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the  securities of a single issuer (other than the U.S.  government or a regulated  investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
Prospectuses,  the fund  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

So long as a sufficient number of acceptable securities are available,  the fund managers intend to keep the funds fully  invested.  However,  under  exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

For an explanation of the securities ratings referred to in the Prospectuses and this  Statement of  Additional  Information,  see  Explanation  of  Fixed-Income
Securities Ratings beginning on page 56.

FLORIDA MUNICIPAL MONEY MARKET FUND
FLORIDA MUNICIPAL BOND FUND

The Florida  Municipal Money Market Fund and Florida Municipal Bond Fund seek to obtain as high a level of current income exempt from regular  federal income tax as  is  consistent  with  prudent  investment  management  and  conservation  of shareholders'  capital. In addition,  fund shares are intended to be exempt from the Florida intangible personal property tax.

The funds are designed for individuals in upper tax brackets seeking income free from regular  federal  income tax,  although the funds may generate some taxable income.  The funds also provide an investment that is intended to be exempt from the  Florida  intangible  personal  property  tax.  Because of this  emphasis on tax-exempt  income,  the  funds  by  themselves  do not  constitute  a  balanced investment plan.

Each fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state,  its  political  subdivisions,  agencies  and instrumentalities).  As a fundamental policy, each fund will invest at least 80%
of its net assets in  obligations  that are exempt from the  Florida  intangible personal property tax and that have interest payments exempt from federal income tax. The funds are not limited, however, in their investments in securities that are subject to the federal Alternative Minimum Tax (AMT).

The funds sometimes invest in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S.  territories of Guam and the Virgin
Islands) that are exempt from federal income tax and Florida intangible personal property  tax.  The funds may also  invest  in (1)  obligations  issued by other states and their political subdivisions, and (2) U.S. government securities.

Each fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal  obligations  for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt  from the AMT.  Interest  from AMT bonds is  considered  to be exempt from federal  income tax for  purposes of the 80% policy  noted above.

A fund may need to sell certain  investments  near the end of each calendar year so that on January 1 of each year,  its portfolio  consists only of  investments that are exempt from the Florida intangible  personal property tax. As a result, a fund could incur additional costs or taxable income or gains.

ARIZONA MUNICIPAL BOND FUND
Arizona  Municipal Bond seeks to obtain as high a level of current income exempt from  Arizona and  regular  federal  income tax as is  consistent  with  prudent investment  management  and  conservation  of  shareholders'  capital.

Arizona Municipal Bond is designed for individuals in upper tax brackets seeking income free from Arizona state and regular  federal  income taxes,  although the fund may generate  some taxable  income.  Because of this emphasis on tax-exempt income, the fund by itself does not constitute a balanced investment.

The fund intends to remain fully invested in municipal obligations  (obligations issued by or on behalf of a state,  its  political  subdivisions,  agencies  and instrumentalities).  As a fundamental  policy, the fund will invest at least 80%
of its net assets in obligations  with interest  exempt from federal and Arizona state  income tax.  The fund is not  limited,  however,  in its  investments  in securities that are subject to the AMT.

The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S.  territories of Guam and the Virgin
Islands) that are exempt from federal and Arizona  state income taxes.  The fund may also invest in (1)  obligations  issued by other states and their  political subdivisions, and (2) U.S. government securities.

The fund is authorized under normal  conditions to invest as much as 100% of its net assets in municipal  obligations  for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt  from the AMT.  Interest  from AMT bonds is  considered  to be exempt from federal income tax for purposes of the 80% policy noted above.

TAX-FREE MONEY MARKET FUND
TAX-FREE BOND FUND

Tax-Free  Money  Market  Fund and  Tax-Free  Bond  Fund  seek as high a level of current  income exempt from regular  federal  income tax as is  consistent  with prudent investment management and conservation of shareholders' capital.

Each fund intends to remain fully  invested in municipal  obligations,  although for  temporary  defensive  purposes,  each may invest a portion of its assets in
U.S. government  securities,  the interest income on which is subject to federal income tax. As a fundamental  policy,  each fund will invest at least 80% of its net assets in obligations  with interest  exempt from federal income taxes.  The municipal obligations in which the funds may invest include securities issued by
U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax.

The funds may invest up to 20% of their total  assets in  municipal  obligations for which the interest is a tax preference  item for purposes of the AMT. If you are or become  subject to the AMT, a portion of your income  distributions  that are exempt from the regular federal income tax may not be exempt from the AMT.

HIGH-YIELD MUNICIPAL FUND

High-Yield  Municipal  Fund seeks to  provide as high a level of current  income exempt from federal income tax as is consistent  with its  investment  policies, which permit  investment in lower-rated and unrated  securities.  As a secondary objective, the fund seeks capital appreciation.

The fund intends to remain fully invested in municipal obligations  (obligations issued by or on behalf of a state or its  political  subdivisions,  agencies and instrumentalities).  The fund  also may  invest  in  securities  issued  by U.S.
territories or possessions,  such as Puerto Rico,  provided that the interest on these  securities  is exempt from regular  federal  income tax. As a fundamental policy,  the fund will invest at least 80% of its net assets in obligations with interest  exempt  from  regular  federal  income tax.  The fund is not  limited, however, in its investments in securities that are subject to the AMT.

The fund is authorized,  under normal  conditions,  to invest as much as 100% of its net  assets  in  municipal  obligations  for  which  the  interest  is a tax preference  item for  purposes of the AMT.  If you are or become  subject to the
AMT, a portion of your income distributions that are exempt from regular federal income tax may not be exempt  from the AMT.

The fund intends to remain fully invested in municipal obligations, although for temporary  defensive  purposes,  it may  invest a portion  of its assets in U.S.
government securities, the interest income on which is subject to federal income tax.

CREDIT QUALITY AND MATURITY GUIDELINES

THE MONEY MARKET FUNDS

Tax-Free  Money  Market Fund and  Florida  Municipal  Money  Market Fund seek to maintain a $1.00 share price,  although  there is no guarantee they will be able to do so.  Shares of the funds are neither  insured nor  guaranteed  by the U.S.
government.

The money market funds may be  appropriate  for  investors  seeking  share price stability who can accept the lower yields that short-term  obligations typically provide.

In selecting  investments  for the money market  funds,  the advisor  adheres to regulatory  guidelines  concerning the quality and maturity of money market fund investments as well as to internal  guidelines designed to minimize credit risk.
In particular, each fund:

o    buys only U.S. dollar-denominated  obligations with remaining maturities of
     397 days or less (and variable- and  floating-rate  obligations with demand features that effectively shorten their maturities to 397 days or less);

o    maintains a dollar-weighted average portfolio maturity of 90 days or less;

o    restricts its  investments to  high-quality  obligations  determined by the advisor,  pursuant to guidelines  established by the Board of Trustees,  to present minimal credit risks.

To be considered high-quality, an obligation must be:

o    a U.S. government obligation; or

o    rated  (or of an  issuer  rated  with  respect  to a  class  of  short-term obligations)  within the two highest rating  categories for short-term debt obligations  by at  least  two  nationally  recognized  statistical  rating agencies (or one if only one has rated the obligation); or

o    an obligation without short-term ratings judged by the advisor, pursuant to guidelines  established  by  the  Board  of  Trustees,  to  be  of  quality comparable to the securities  listed above.

The  fund  managers  intend  to buy only  obligations  that  are  designated  as first-tier  securities as defined by the SEC; that is,  securities  rated,  when acquired, within the highest category designated by a rating agency.

NON-MONEY MARKET FUNDS (EXCEPT HIGH-YIELD MUNICIPAL)

Tax-Free Bond,  Arizona Municipal Bond and Florida Municipal Bond have identical policies governing the quality of securities in which they may invest.

In terms of credit quality, each of these funds restricts its investments to

o    municipal bonds rated,  when acquired,  within the four highest  categories designated by a rating agency

o    municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated,  when acquired,  within the two highest  categories designated by a rating agency

o    unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of quality comparable to the securities listed above.

HIGH-YIELD MUNICIPAL FUND

High-Yield Municipal invests primarily in long- and intermediate-term  municipal obligations.  Although  High-Yield  Municipal  typically  invests a  significant portion of its assets in investment-grade  bonds, the advisor does not adhere to specific  rating  criteria  in  selecting  investments  for this fund.  The fund
invests   in   securities   rated  or  judged  by  the   advisor   to  be  below
investment-grade  quality (for  example,  bonds rated BB/Ba or lower,  which are sometimes referred to as junk bonds) or unrated bonds.

Many  issuers  of  medium-  and  lower-quality  bonds  choose  not to have their obligations  rated and a large portion of High-Yield's  portfolio may consist of obligations that, when acquired,  were not rated. Unrated securities may be less liquid  than  comparable  rated  securities  and may  involve  the risk that the portfolio managers may not accurately evaluate the security's comparative credit quality.  Analyzing the  creditworthiness  of issuers of lower-quality,  unrated bonds may be more  complex than  analyzing  the  creditworthiness  of issuers of higher-quality  bonds.  There is no limit to the  percentage  of assets that the fund may invest in unrated  securities.  The fund also may invest in  securities that are in technical or monetary default.

High-Yield Municipal may invest in investment-grade municipal obligations if the advisor  considers it  appropriate  to do so.  Investments of this nature may be made due to market  considerations (for example, a limited supply of medium- and lower-grade  municipal  obligations)  or to  increase  liquidity  of  the  fund.
Investing in high-grade obligations may lower the fund's return.

High-Yield  Municipal may purchase private activity  municipal  securities.  The
interest  from  these  securities  is  treated  as  a  tax-preference   item  in
calculating federal AMT liability.  Under normal  circumstances,  it is possible that a  substantial  portion of the fund's  total  assets  will be  invested  in private activity securities.  Therefore, the fund is better suited for investors who do not expect alternative minimum tax liability. See Taxes, page 48.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the fund managers can use in managing a fund's assets.  It also details the risks  associated with each,  because each  investment  vehicle and technique  contributes  to a fund's overall risk profile.

CONCENTRATION IN TYPES OF MUNICIPAL ACTIVITIES

From time to time, a  significant  portion of a fund's assets may be invested in municipal obligations that are related to the extent that economic,  business or political developments affecting one of these obligations could affect the other obligations in a similar manner.  For example,  if a fund invested a significant portion of its assets in utility bonds and a state or federal  government agency
or  legislative  body  promulgated  or  enacted  new  environmental   protection
requirements  for utility  providers,  projects  financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental  requirements,  and  outstanding  debt might be  downgraded in the interim.  Among other  factors  that could  negatively  affect  bonds  issued to finance  similar types of projects are state and federal  legislation  regarding financing  for  municipal  projects,  pending  court  decisions  relating to the validity  or  means  of  financing  municipal  projects,  material  or  manpower shortages  and  declining  demand for  projects  or  facilities  financed by the municipal bonds.

ABOUT THE RISKS AFFECTING ARIZONA MUNICIPAL SECURITIES

As noted in the  Prospectus,  the Arizona  Municipal Bond Fund is susceptible to events that  affect  issuers of Arizona  municipal  obligations.  These  include possible  adverse  effects of  Arizona  constitutional  amendments,  legislative measures, voter initiatives and other matters described below.

The following  information  about risk factors is provided in view of the fund's policy  of  concentrating  its  assets in  Arizona  municipal  securities.  This information  is based on  certain  official  statements  of the state of Arizona published  in  connection  with  the  issuance  of  specific  Arizona  municipal securities  as  well as from  other  publicly  available  sources.  It does  not constitute a complete  description  of the risks  associated  with  investing in securities of these issuers.  While the advisor has not  independently  verified the  information  contained  in the  official  statements,  it has no  reason to believe the information is inaccurate.

Geographically, Arizona is the nation's sixth largest state in terms of area. It is divided into three distinct topographic regions: the northern third, which is high plateau  country  traversed by deep canyons,  such as Grand Canyon National
Park; central Arizona,  which is rugged,  mountainous and heavily forested;  and
the  southern  third,   which  encompasses   desert  areas  and  flat,   fertile
agricultural lands in valleys between mountains rich in mineral deposits.  These
topographic  areas  all  have  different  climates,   which  have  distinctively
influenced  development  in each region.  The Phoenix  metropolitan  area is the state's primary economic center as it represents approximately two-thirds of the state's population.  The Tucson area, while of secondary  importance,  also is a major economic area in the state.

Located  in  the  country's  sunbelt,  Arizona's  population  has  been,  and is projected  to continue to be, one of the fastest  growing in the United  States.
Over the last several decades,  the state has outpaced most other regions of the country in population and personal  income  growth,  gross state product and job creation.  Arizona was the  second-fastest  growing state in the nation  between
1990 and 2000 with 10 year population growth of approximately 40%.

Under its  constitution,  the state of Arizona is not permitted to issue general obligation  bonds  secured by the full  faith and credit of the state.  However, certain  agencies and  instrumentalities  of the state are  authorized  to issue bonds secured by revenues from specific  projects and activities,  and the state and local governmental units may enter into lease  transactions.  The particular source of payments and security for an Arizona municipal  obligation is detailed in the instrument itself and in related offering materials.

The state and local  governmental  units are subject to  limitations  imposed by
Arizona law with respect to ad valorem taxation, bonded indebtedness, the amount of annual  increases in taxes, and other matters.  These  limitations may affect the  ability  of  the  issuers  to  generate  revenues  to  satisfy  their  debt obligations.  There are periodic  attempts in the form of voter  initiatives and legislative  proposals to further limit the amount of annual  increases in taxes that may be levied  without  voter  approval.  If such a proposal  were enacted, there might be an adverse impact on state or local government financing.

Arizona's ballot initiatives,  health and education equity litigation,  combined with long-term  expenditure pressure stemming from the boom in population growth has created fiscal and economic  uncertainties  for the state. In addition,  the relatively  large  concentration of jobs in the high tech sector has exposed the state's finances to some instability. The Arizona economy continues to diversify away from its  historical  reliance  on the mining and  agricultural  employment sectors.  Significant job growth has occurred in the areas of aerospace and high technology, construction, finance, insurance and real estate. Despite the recent slowdown,  Arizona's  economy has grown in recent years and is among the fastest growing  economies  in  the  nation.  Arizona's  economy  is  showing  signs  of rebounding.  However,  manufacturing  remains  sluggish  and reduced  government hiring persists.

Arizona has  experienced  a general  economic  slowdown to its  revenues,  while facing high  expenditure  needs.  The state's fund balance ended $667.5  million lower in fiscal 2002 to a level of $712.8 million.  Revenue shortfalls  combined with expenditures  requirements  resulted in projected deficits of approximately
$400 million in fiscal 2003 and $967 million in fiscal 2004.  Mid-year  spending reductions,  inter-fund  transfers  and federal aid  combined  with a rebound in revenues have helped bridge the budget gaps.  Arizona's current debt ratings are
"A1" by Moody's and "AA-" by Standard and Poor's.  Both rating  agencies  have a negative outlook on their respective ratings.

The Supreme Court of Arizona has determined that Arizona's taxation of dividends paid from  investments in the state is  unconstitutional.  Arizona is now liable for refunds to certain  taxpayers  affected by the  outcome of  litigation.  The financial  impact of this  liability  is  uncertain  and it is likely  the final amount will be paid over a number of years,  adding  stress to the state's  cash reserves. The governor already, with the use of line-item veto power, deferred a
$75 million  payment of a judgment  against the state  regarding the taxation of dividends  under former law.  Additional  liabilities  may arise from  currently pending  litigation  related to the state's  alleged  underfunding of the School
Facilities Board Building Renewal Fund and from litigation related to funding of bilingual  education  programs.

A potential  long-term  credit concern for all states is the impact of eCommerce on tax collections.  The  proliferation of eCommerce  spending could potentially negatively  impact municipal  credit quality since eCommerce  spending is exempt from sales taxes.  The most vulnerable  bonds would be credits secured solely by sales tax  revenues.  For  fiscal  year  2002  sales  tax  revenues  represented approximately 30% of general fund revenues.

ABOUT THE RISKS AFFECTING FLORIDA MUNICIPAL SECURITIES

As noted in the  Prospectus,  the  Florida  Municipal  Money  Market and Florida
Municipal  Bond funds are  susceptible  to events that affect issuers of Florida municipal  obligations.  These  include  possible  adverse  affects  of  Florida constitutional  amendments,  legislative  measures,  voter initiatives and other matters described below.

The following  information  about risk factors is provided in view of the funds'
policies of concentrating  their assets in Florida  municipal  securities.  This information is based on official debt offering documents,  independent municipal credit  reports  relating to securities  offerings of Florida  issuers and other publicly available sources. It does not constitute a complete description of the risks  associated  with  investing in  securities  of these  issuers.  While the advisor has not  independently  verified this  information,  it has no reason to believe the information is inaccurate.

Because the funds invest primarily in Florida municipal securities, they will be affected by political and economic  conditions and developments within the state of Florida. In general,  the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances,  the amount of the issuer's debt, the quality of management and the strength of legal provisions in debt documents  that protect debt holders.  Credit risk is usually lower  whenever  the  economy  is strong,  growing  and  diversified,  financial operations are sound, and the debt burden is reasonable.

The state of Florida's  economy is  characterized  by a large service sector,  a dependence on the tourism and  construction  industries  and a large  retirement population.  The management of rapid growth has been the major challenge  facing state and local  governments.  Florida's  population has grown rapidly and it is now the fourth largest state with a population of approximately 17 million; this growth is expected to continue,  but at reduced rates.  It is  anticipated  that from the  years  2000  through  2010,  Florida's  population  will grow by 18.7%
compared to an 11.1%  increase  for the nation.  As this growth  continues,  the demand for both public and private services will increase,  which may strain the service sector's capacity and impede the state's budget balancing  efforts.  For
example,   school  districts  have  experienced  difficulty  in  funding  school construction as the districts have been unable to obtain voter approval to issue debt to finance the necessary school construction.

The state is  outperforming  the nation in  employment  and income growth as the economy continues to recover from the negative shocks of the September 11, 2001, terrorist  attacks on the tourism  industry.  For the 12 months ended June 2003, the state's employment was up approximately 1.1%. Construction,  health care and service sector jobs are growing while  manufacturing  and some trade occupations are still  contracting.  Most of the  growth in the  state is  occurring  in the southern  metro areas while  Orlando and  Jacksonville  are growing more slowly.
Florida ranks twentieth  among all states in personal per capita income,  with a
2002 per capita income that is about 96% of the U.S. figure.

Debt  levels  in the state of  Florida  are  moderate  to high,  reflecting  the tremendous capital demands  associated with rapid population growth.  Florida is unusual among states in that all general  obligation  full faith and credit debt issues  of  municipalities  must be  approved  by  public  referendum  and  are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a narrower pledge of security,  such as a sales tax stream, special  assessment  revenue,  user fees,  utility  taxes or fuel taxes.  Credit quality of such debt instruments tends to be somewhat lower than that of general obligation  debt.  The state of Florida  issues  general  obligation  debt for a variety of purposes; however, the state constitution requires a specific revenue stream to be pledged to state  general  obligation  bonds as well.

The  state  of  Florida  is  heavily   dependent  upon  sales  tax  with  nearly
three-quarters of the state's general fund revenues being derived from sales and use taxes,  which makes the state's general fund  vulnerable to recession.  This dependence  upon sales tax,  combined with economic  recession,  has resulted in budgetary  shortfalls  in the past.  Florida has reacted to preserve an adequate financial position primarily through  expenditure  reductions.  State officials, however, still face tremendous capital and operating pressures due to the growth
that  will   continue  to  strain  the  state's   narrow   revenue  base.  As  a
counterbalance  to the  dependence on the  historically  volatile sales tax, the state enacted a  constitutional  amendment  establishing a Budget  Stabilization
Fund and has since made yearly  deposits to that Fund. For fiscal year 2004, the state set aside  remains at $959  million  for the Fund,  meeting  the  required minimum Fund level of 5% of General  Fund  revenues.  General Fund  revenues and sales tax revenues are  budgeted to increase by 2.6% and 5.2%  respectively,  in fiscal  year 2004.  General  Fund  spending  is  budgeted to increase by 6.8% in fiscal year 2004.

The state also has  established a  constitutional  state  revenue  limitation to restrain  the  growth  of  spending.  To  date,  this  cap has  not yet  posed a constraint. The cap, which became effective in fiscal 1996, limits the amount of taxes and other  revenues that can be raised by the state in any fiscal year. It allows annual  revenue to grow by the average  annual growth in personal  income over the  previous  five  years.  Exempted  from the cap are  revenues  that are directly  pledged to bonds,  including any new debt issuances.  The cap does not appear to have become a major impediment to the state raising  sufficient annual revenue to fund state  expenditure  growth.  The  legislature  may  increase the revenue cap by a two-thirds vote of each house.

A potential  long-term  credit concern for all states is the impact of eCommerce on tax collections.  The  proliferation of eCommerce  spending could potentially negatively  impact municipal  credit quality since eCommerce  spending is exempt from sales taxes.  The most vulnerable  bonds would be credits secured solely by sales tax revenues.

ABOUT THE RISKS AFFECTING PUERTO RICO MUNICIPAL SECURITIES

From time to time, the funds invest in obligations of the Commonwealth of Puerto
Rico and its public corporations,  which are exempt from federal, state and city or local income taxes. The majority of the Commonwealth's  debt is issued by the major public  agencies  that are  responsible  for many of the  island's  public functions,  such as water,  wastewater,  highways,  electricity,  education  and public  construction.  As of December 31, 2002, public sector debt issued by the
Commonwealth and its public corporations totaled $30.4 billion.

Since the 1980s, Puerto Rico's economy and financial  operations have paralleled the economic cycles of the United States. The island's economy, particularly the manufacturing sector, has experienced  substantial gains in employment.  Much of these economic gains have been attributable in part to favorable treatment under
Section 936 of the federal  Internal  Revenue Code for U.S.  corporations  doing business in Puerto Rico (see discussion  below).  The number of persons employed in Puerto Rico as of June 2003 was approximately  1.2 million,  up 3.5% from the previous year. The  unemployment  rate is still high however at 12.5% as of June
2003.

Debt  ratios  for  the   Commonwealth  are  high  as  it  assumes  much  of  the
responsibility for local  infrastructure.  Sizable  infrastructure  programs are
ongoing  to  upgrade  the  island's   water,   sewer  and  road   systems.   The
Commonwealth's  general  obligation  debt  is  secured  by a  first  lien on all available  revenues.  The  Commonwealth  seeks to correlate the growth in public sector debt to the growth of the economic  base  available to service that debt.
However, public sector debt has increased at a greater pace than growth in gross product  over the last few  years.  Between  fiscal  years  1997 and 2002,  debt increased approximately 37.3% while gross product rose approximately 19%.

The  current  ratio  of  tax-supported  debt to  aggregate  personal  income  is approximately 50%, about twenty times the average level of the fifty states, and more than four times as high as the most  heavily  indebted of the  states.  The ratio is affected by the low levels of income in Puerto Rico (per capita  income was 36% of the  national  average in 2002) and by the large  absolute  amount of debt.

The Commonwealth  finished fiscal year 2002 with an operating  surplus of $110.6 million  (approximately  1.4% of general  fund  revenues)  which  resulted in an ending cash balance of $235 million. The Commonwealth is currently estimating an operating  loss  for  fiscal  2003  of $198  million  and  budgeting  break-even performance  for the fiscal year 2004.  In fiscal  year 2003 , the General  Fund experienced a slight  increase in tax revenues  offset by $126 million of higher than anticipated expenditures in education, police and health reform.

On April 14, 2003, Standard & Poor's removed the Commonwealth's  outstanding general  obligation  debt from  credit  watch  with  negative  implications  and assigned to it a rating of "A-" with negative outlook. Standard & Poor's had previously  announced on December 11, 2002,  that it was placing its ratings and underlying ratings on the  Commonwealth's  outstanding debt on credit watch with negative  implications,  reflecting  concerns  over the  Commonwealth's  general ability to enforce appropriate  accounting,  fiscal and management controls with respect to equipment  leases entered into by certain  Commonwealth  agencies and municipalities.

As a result of 1995 federal legislation,  tax credits provided by Section 936 of the Internal  Revenue Code are being phased out over a ten-year period ending in tax year  2005.  Section  936 has  offered  an  important  economic  development incentive for Puerto Rico,  providing a particular impetus for the manufacturing sector.  For U.S.  corporations  doing  business  in Puerto  Rico,  Section  936 generally  eliminated the U.S. tax on income related to their island operations.
It granted  these  corporations  tax credits to offset  federal tax liability on earnings  from Puerto Rico  operations  (active  income) and  permitted  them to invest such earnings in qualified  investments  in Puerto Rico (passive  income)
with interest  earned free from U.S.  tax. As a result of the 1996  legislation, the active income  credit has been reduced and is no longer  available to new or expanded  operations in Puerto Rico.  It will also be phased out entirely  after tax year 2005. The passive income credit has already been eliminated entirely.

To offset the loss of the 936 tax credit,  in 1998, the Commonwealth  passed the
Tax  Incentives  Law that provided for various tax  reduction/incentives.  While this  law may  promote  development,  it must be  balanced  by the  costs of the development  in terms of lost tax  dollars.  The risk Puerto Rico faces is being too generous with tax incentives,  whereby,  government  revenues are negatively impacted by development incentives.

Another  long-term issue, with broad  implications for the Commonwealth,  is the question of political  status - specifically,  the potential for a transition to statehood,  as  contemplated  by proposed  federal  legislation  in 1999 and the subject  of a  non-binding  plebiscite  in Puerto  Rico in  December  1998.  The statehood  option in the 1998  plebiscite  received  the support of 45.6% of the voters, about the same percentage of support in the previous plebiscite in 1993.

A potential  long-term credit concern for Puerto Rico is the impact of eCommerce on tax collections.  The  proliferation of eCommerce  spending could potentially impact  municipal  credit quality since eCommerce  spending is exempt from sales taxes.  The most  vulnerable  bonds would be credits secured solely by sales tax revenues.

An  additional  long  term  risk is the  Commonwealth's  dependence  on  capital intensive  manufacturing  industries  which  represent  42% of the island's GDP, especially the pharmaceuticals  industry (25% of the island's GDP). A final risk
factor  with  the   Commonwealth  is  the  large  amount  of  unfunded   pension
liabilities.  The two main public pension systems are largely  underfunded.  The combined funded ratio of the two plans is 35% with a total unfunded liability of
$8 billion.  A measure enacted by the legislature in 1990 is designed to address the solvency of the plans over a 50-year period.

MUNICIPAL NOTES

Each fund may  invest in  municipal  notes,  which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax  anticipation  notes  (TANs)  are issued in  anticipation  of  seasonal  tax revenues,  such as ad valorem property,  income,  sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its  ability  to levy  taxes for the timely  payment  of  interest  and repayment  of  principal,  although  such  levies  may  be  constitutionally  or statutorily limited as to rate or amount.

Revenue  anticipation  notes (RANs) are issued with the expectation that receipt of future revenues,  such as federal revenue sharing or state aid payments, will be used to repay the  notes.  Typically,  these  notes also  constitute  general obligations of the issuer.

Bond  anticipation  notes (BANs) are issued to provide  interim  financing until long-term financing can be arranged.  In most cases, the long-term bonds provide the  money  for  repayment  of the  notes.

Tax-exempt commercial paper is an obligation with a stated maturity of up to 365 days (most  commonly  ranging from two to 270 days)  issued to finance  seasonal
cash  flow  needs  or  to  provide  short-term   financing  in  anticipation  of
longer-term financing.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash  flow  needs of state  governments  at the end of a fiscal  year and in the early weeks of the  following  fiscal  year.  These  warrants  are payable  from unapplied money in the state's  General Fund,  including the proceeds of revenue anticipation notes issued following  enactment of a state budget or the proceeds of refunding warrants issued by the state.

MUNICIPAL BONDS

Municipal  bonds,  which  generally  have  maturities of more than one year when issued,  are designed to meet longer-term  capital needs.  These securities have two principal classifications: general obligation bonds and revenue bonds.

General  obligation (GO) bonds are issued by states,  counties,  cities,  school districts,  towns and regional  districts to fund a variety of public  projects, including  construction of and improvements to schools,  highways, and water and sewer  systems.  GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal,  although such levies may be  constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer's taxing authority;  rather,  interest and  principal  are  secured by the net  revenues  from a project  or  facility.
Revenue  bonds are issued to finance a variety  of capital  projects,  including construction or refurbishment of utility and waste disposal  systems,  highways, bridges, tunnels, air and sea port facilities, schools and hospitals.

Industrial development bonds (IDBs), a type of revenue bond, are issued by or on behalf of public  authorities to finance privately  operated  facilities.  These bonds  are  used to  finance  business,  manufacturing,  housing,  athletic  and pollution  control  projects,  as well as public facilities such as mass transit systems,  air and sea port facilities and parking  garages.  Payment of interest and  repayment  of  principal  on an IDB  depend  solely on the  ability  of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or  personal  property  financed.  The  interest  earned on IDBs may be subject to the federal alternative minimum tax.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

Variable- and floating-rate  demand  obligations  (VRDOs and FRDOs) carry rights that  permit  holders to demand  payment of the unpaid  principal  plus  accrued interest,  from the  issuers  or from  financial  intermediaries.  Floating-rate securities,  or floaters,  have interest  rates that change  whenever there is a change in a  designated  base  rate.  Variable-rate  instruments  provide  for a specified, periodic adjustment in the interest rate, which typically is based on an index.  These rate  formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

The funds  may  invest in  fixed-rate  bonds  subject  to  third-party  puts and participation  interests  in such  bonds  that  are  held by a bank in  trust or otherwise,  which have tender options or demand features attached.  These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic  intervals and to receive the principal  amount thereof.
The fund managers  expect that the funds will pay more for securities  with puts attached than for securities without these liquidity features.

Some  obligations with term puts attached may be issued by  municipalities.  The fund  managers  may buy  securities  with  puts  attached  to keep a fund  fully
invested  in  municipal   securities  while  maintaining   sufficient  portfolio
liquidity to meet redemption requests or to facilitate  management of the fund's investments. To ensure that the interest on municipal securities subject to puts is  tax-exempt  to the  funds,  the  advisor  limits  the  funds' use of puts in accordance with applicable  interpretations  and rulings of the Internal Revenue
Service (IRS).

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as  separate  securities  are not  expected  to affect the funds'  weighted average  maturities.  When a fund has paid for a put, the cost will be reflected as unrealized  depreciation on the underlying security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase  the  underlying  obligation  when (or if) a fund attempts to exercise the put. To minimize such risks,  the funds will  purchase  obligations with puts attached only from sellers  deemed  creditworthy  by the advisor under the direction of the Board of Trustees.

TENDER OPTION BONDS

Tender option bonds (TOBs) were created to increase the supply of  high-quality, short-term tax-exempt  obligations,  and thus they are of particular interest to
the  money  market  funds.   However,  any  of  the  funds  may  purchase  these
instruments.

TOBs are created by municipal  bond dealers who purchase  long-term,  tax-exempt bonds place the  certificates  in trusts,  and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk  that a  remarketing  agent  will  renege on a tender  option agreement if the underlying bond is downgraded or defaults. Because of this, the fund  managers  monitor the credit  quality of bonds  underlying  the funds' TOB holdings and intend to sell or put back any TOB if the ratings on the underlying bond fall below the  requirements  under Rule 2a-7.

The fund  managers  also take steps to minimize the risk that a fund may realize
taxable   income  as  a  result  of  holding  TOBs.   These  steps  may  include
consideration  of (1) legal opinions  relating to the  tax-exempt  status of the underlying  municipal bonds, (2) legal opinions relating to the tax ownership of the underlying  bonds, and (3) other elements of the structure that could result in taxable income or other adverse tax  consequences.  After purchase,  the fund managers  monitor  factors  related to the  tax-exempt  status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may engage in municipal  securities  transactions  on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are  known as  dollar-rolls,  buy/sell  back  transactions,  cash-and-carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the when-issued securities,  the fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward  commitment  agreements.  If fluctuations in the value of securities  held cause more than 50% of a fund's  total  assets to be  committed under when-issued or forward commitment  agreements,  the fund managers need not sell such  agreements,  but they will be  restricted  from entering into further agreements  on behalf of the fund until the  percentage  of assets  committed to such agreements is below 50% of total assets.

MUNICIPAL LEASE OBLIGATIONS

Each fund may invest in municipal lease obligations.  These  obligations,  which may take the form of a lease,  an installment  purchase,  or a conditional  sale contract,  are issued by state and local  governments and authorities to acquire land and a wide variety of equipment and facilities.  Generally,  the funds will not hold such obligations directly as a lessor of the property but will purchase a participation  interest in a municipal  lease  obligation from a bank or other third party.

Municipal  leases  frequently  carry risks distinct from those  associated  with general  obligation  or revenue  bonds.  State  constitutions  and  statutes set requirements that states and  municipalities  must meet to incur debt. These may include  voter  referenda,  interest  rate limits or public  sale  requirements.
Leases,  installment  purchases or conditional  sale contracts  (which  normally provide for title to the leased  asset to pass to the  government  issuer)  have evolved  as a way for  government  issuers  to acquire  property  and  equipment without meeting  constitutional  and statutory  requirements for the issuance of debt.

Many leases and contracts include  nonappropriation  clauses, which provide that the  governmental  issuer has no  obligation to make future  payments  under the lease  or  contract  unless  money is  appropriated  for  such  purposes  by the appropriate  legislative  body on a yearly or other  periodic  basis.  Municipal
lease   obligations  also  may  be  subject  to  abatement  risk.  For  example, construction  delays or  destruction of a facility as a result of an uninsurable disaster  that  prevents  occupancy  could result in all or a portion of a lease payment not being made.

INVERSE FLOATERS

The funds (except the money market funds) may hold inverse floaters.  An inverse floater is a type of derivative  security that bears an interest rate that moves inversely to market  interest rates. As market interest rates rise, the interest rate  on  inverse  floaters  goes  down,  and  vice  versa.  Generally,  this is accomplished  by  expressing  the  interest  rate on the  inverse  floater as an above-market  fixed  rate  of  interest,  reduced  by an  amount  determined  by reference to a market-based or bond-specific  floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market by (1) a broker-dealer who purchases  fixed-rate bonds and places them in a trust  or (2) an  issuer  seeking  to  reduce  interest  expenses  by  using a floater/inverse  floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

o    Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

o    Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are  comparable,  although the interest paid on the inverse  floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate  bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to "put back"  their  interests  to the issuer or to a third  party.  If a
Dutch  Auction  fails,  the floater  holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a predetermined rate.

The  secondary  market for  floaters and inverse  floaters  may be limited.  The market value of inverse  floaters tends to be  significantly  more volatile than fixed-rate bonds.

LOWER-QUALITY BONDS

As indicated in the Prospectus,  an investment in High-Yield  Municipal  carries greater risk than an  investment  in the other funds because the fund may invest without  limitation in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market  values of  higher-quality  bonds tend to  correspond to market interest rate changes,  the market values of lower-quality bonds tend to reflect the  financial  condition  of their  issuers.  The  ability of an issuer to make payment could be affected by litigation,  legislation or other political events, or  the  bankruptcy  of the  issuer.  Lower-quality  municipal  bonds  are  more susceptible to these risks than  higher-quality  municipal  bonds.  In addition, lower-quality bonds may be unsecured or subordinated to other obligations of the issuer.

Projects financed through the issuance of lower-quality bonds often carry higher levels of risk.  The  issuer's  ability to service its debt  obligations  may be adversely  affected  by  an  economic  downturn,  weaker-than-expected  economic development,  a period of rising interest rates, the issuer's  inability to meet projected  revenue  forecasts,  a  higher  level of  debt,  or a lack of  needed additional financing.

The market for  lower-quality  bonds  tends to be  concentrated  among a smaller number of dealers than the market for  higher-quality  bonds. This market may be dominated by dealers and institutions  (including mutual funds),  rather than by individuals.  To the extent that a secondary  trading  market for  lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds.  Limited  liquidity in the secondary  market may adversely  affect market prices and hinder the advisor's  ability to dispose of particular  bonds when it determines that it is in the best interest of a fund to do so. Reduced liquidity also may hinder the advisor's  ability to obtain market  quotations for purposes of valuing a fund's portfolio and determining its net asset value.

The  advisor  continually   monitors  securities  to  determine  their  relative
liquidity.

A fund may incur  expenses in excess of its  ordinary  operating  expenses if it becomes  necessary  to  seek  recovery  on  a  defaulted  bond,  particularly  a lower-quality bond.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

o    Money market funds

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate.  For the non-money market funds,  these investments may
include  investments  in  money  market  funds  managed  by  the  advisor.   Any
investments  in money  market  funds  must be  consistent  with  the  investment policies and restrictions of the fund making the investment.

STRUCTURED AND DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in structured  securities and securities that are commonly referred to as derivative securities.

Structured  investments  involve the transfer of specified financial assets to a special  purpose entity,  generally a trust, or the deposit of financial  assets with a custodian,  and the issuance of securities or depository  receipts backed by, or representing interests in, those assets.

Structured  investments  are  traded  over the  counter  in the same  manner  as traditional  municipal securities.  The cash flow on the underlying  instruments may be  apportioned  among  the newly  issued  structured  securities  to create
securities   with  different   investment   characteristics,   such  as  varying
maturities,  payment  priorities,   interest  rate  provisions,  and  prepayment
characteristics, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying instruments.  If the structured  security  involves no credit  enhancement,  its credit risk generally will be equivalent to that of the underlying instruments.

Structured  investments  include,  for example,  single family and  multi-family
residential    mortgage-backed   securities   and   commercial   mortgage-backed
securities.  Structured  investments may also include securities backed by other types of collateral.

A derivative security is a financial arrangement the value of which is based on, or derived from,  the  performance of certain  underlying  assets or benchmarks, such as interest rates, indices or other financial or non-financial  indicators.
The value of these  securities,  and hence their total  return,  is  typically a function  of the  price  movement  of the  underlying  asset or  changes  in the underlying benchmark.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest  rates or securities prices,  and for cash management  purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

There  are a range  of risks  associated  with  investments  in  structured  and derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other
     financial   asset  will  not  move  in  the  direction  the  fund  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the issuer of the  structured  or  derivative  security  (the counterparty) will fail to perform its obligations.

In addition,  structured  securities are subject to the risk that the issuers of the  underlying  securities  may be unable or unwilling to repay  principal  and interest (credit risk), and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts (prepayment risk).

The return on a derivative  security may  increase or decrease,  depending  upon changes  in the  reference  index  or  instrument  to  which  it  relates.  Some derivative  securities are in many respects like any other investment,  although they may be more volatile or less liquid than more traditional debt securities.

A fund  may not  invest  in a  structured  or  derivative  security  unless  the reference index, the underlying  assets or the instrument to which it relates is an eligible  investment for the fund. For example,  a security whose  underlying value is  linked  to the  price of oil  would  not be a  permissible  investment because the funds may not invest in oil and gas leases or futures.

To manage the risks of investing in structured  and derivative  securities,  the advisor has adopted,  and the Board of Trustees has approved, a policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides, among other  things,  that a fund may not invest in a derivative  security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed  purchases before the  purchases  can be made. A fund may not invest in a structured or derivative security if its credit,  interest rate, liquidity,  counterparty and other risks associated  with  ownership of the security  are outside  acceptable  limits set forth in the fund's prospectus.

SINGLE- AND MULTI-FAMILY MORTGAGE-RELATED SECURITIES

A  single-or  multi-family  mortgage-backed  security  represents  an  ownership interest  in a  pool  of  mortgage  loans.  The  loans  are  made  by  financial institutions  or  municipal  agencies  to  finance  home and other  real  estate purchases. As the loans are repaid,  investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at maturity, single- or multi-family mortgage-backed securities return principal to the investor in increments during the life of the security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on single- or  multi-family  mortgage-backed  securities is irregular.  If mortgage holders  sell their homes,  refinance  their  loans,  prepay their  mortgages or default on their loans, the principal may be distributed pro rata to investors.

As with other  fixed-income  securities,  the prices of single- or  multi-family mortgage-backed  securities  fluctuate in response to changing  interest  rates;
when interest rates fall, the prices of these  securities  rise, and vice versa.
Changing  interest  rates  have  additional   significance  for  mortgage-backed
securities  investors,  however,  because they influence  prepayment  rates (the rates at which mortgage  holders prepay their  mortgages),  which in turn affect
the  yields  on  mortgage-backed   securities.   When  interest  rates  decline,
prepayment  rates  generally  increase.  Mortgage  holders take advantage of the opportunity  to  refinance  their  mortgages  at lower rates with lower  monthly payments.  When  interest  rates rise,  mortgage  holders  are less  inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether  the  mortgage-backed  security  was  purchased  at a  premium  or  at a discount.

A fund may receive  principal  sooner than it  expected  because of  accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  a fund  might miss an  opportunity  to earn  interest  at higher prevailing rates.

SWAP AGREEMENTS

Each  fund  may  invest  in swap  agreements,  consistent  with  its  investment objective and  strategies.  A fund may enter into a swap  agreement in order to, for example,  attempt to obtain or preserve a  particular  return or spread at a lower cost than obtaining a return or spread through  purchases  and/or sales of instruments in other markets; protect against currency fluctuations;  attempt to manage  duration to protect  against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  "swap"  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  "swapped"  between the parties are  generally calculated with respect to a "notional  amount," i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a "basket" of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap  agreements to hedge an existing  position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection  against a credit event of a specific issuer. The seller of credit  protection  against a security  or basket of  securities  receives an up-front or periodic payment to compensate  against  potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit
risk  by  buying  protection.   Market  supply  and  demand  factors  may  cause
distortions  between  the cash  securities  market and the credit  default  swap market.

Whether  a fund's  use of swap  agreements  will be  successful  depends  on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover,  a fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal  Revenue Code may limit the funds' ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could  adversely  affect a fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

FUTURES AND OPTIONS

Each non-money market fund may enter into futures contracts,  options or options on futures  contracts.  Futures  contracts provide for the sale by one party and purchase by another party of a specific  security at a specified future time and price. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.  The funds do not use futures and options transactions for speculative purposes.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

Futures  contracts are traded on national futures  exchanges.  Futures exchanges and trading are  regulated  under the  Commodity  Exchange Act by the  Commodity
Futures Trading  Commission  (CFTC),  a U.S.  government  agency.  The funds may engage in futures and options  transactions  based on securities indices such as the Bond Buyer Index of Municipal  Bonds,  provided  that the  transactions  are consistent with the fund's investment  objectives.  The funds also may engage in futures and options  transactions  based on  specific  securities,  such as U.S.
Treasury bonds or notes.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when a fund  purchases  or sells a bond,  no price is paid or received by the fund upon the  purchase or sale of the future.  Initially,  the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying debt securities or index  fluctuates,  making the future more or less valuable, a process known as marking the contract to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain risks. If the fund managers apply a hedge at an  inappropriate time or judge interest rate trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer  losses if it were unable to close out its position  because of an illiquid secondary market.  Futures contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements  at a time when the fund managers would not otherwise elect to do so. In  addition,  a fund may be required  to deliver or take  delivery of instruments  underlying  futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts  entered into on behalf of the funds to those traded on national futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each non-money market fund may enter into futures contracts,  options or options on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed  to initial  margin and option  premiums or (b) for other than hedging purposes,  provided that assets  committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in amount  sufficient to cover its  obligations  under the futures contracts and options.

MUNICIPAL BOND INSURERS

Securities  held by the funds may be (a)  insured  under a  new-issue  insurance policy  obtained by the issuer of the security or (b) insured  under a secondary market  insurance  policy  purchased by the fund or a previous bond holder.  The following paragraphs provide some background on the bond insurance organizations most frequently relied upon for municipal bond insurance in the United States.

AMBAC Indemnity  Corporation  (AMBAC Indemnity) is a  Wisconsin-domiciled  stock insurance  corporation.  AMBAC  Indemnity is a wholly owned  subsidiary of AMBAC
Inc., a publicly held company.  Moody's Investors  Service,  Inc.  (Moody's) and
Standard  &  Poor's  Corporation  (S&P)  have  rated  AMBAC  Indemnity's claims-paying ability Aaa and AAA, respectively.

Financial Guaranty Insurance Company (FGIC) is a wholly owned subsidiary of FGIC
Corporation,  a Delaware  corporation.  FGIC's  claims-paying  ability was rated
Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

Municipal Bond Investors  Assurance (MBIA)  Corporation is a monoline  insurance company organized as a New York corporation.  MBIA's  claims-paying  ability was rated  Aaa/AAA/AAA  by  Moody's,  S&P  and  Fitch,  respectively.  Financial
Security  Assurance,  Inc.  (FSA)  is a  financial  guaranty  insurance  company operated in New York which became a separately  capitalized  Dexia subsidiary on
July 5, 2000.  FSA's  claims-paying  ability was rated  Aaa/AAA/AAA  by Moody's,
S&P and Fitch, respectively.

XL Capital  Assurance,  Inc.  (XLCA) was formed in 1999 as an  indirect,  wholly owned New  York-domiciled  subsidiary  of XL Capital Ltd. (XL  Capital).  XLCA's claims-paying  ability  is rated  Aaa/AAA/AAA  by  Moody's,  S&P  and Fitch, respectively.  Pursuant  to an  arms-length  reinsurance  treaty,  XLCA  cedes a substantial  amount of its exposure to XL Financial  Assurance  Ltd.  (XLFA),  a
Bermuda-domiciled financial guaranty reinsurer.

CDC IXIS Financial Guaranty North America (CIFG NA) is a wholly owned subsidiary of CDC IXIS Financial Guaranty Holding. The parent of the holding company is CDC
IXIS, which is a AAA-rated  French  financial  institution that owns 100% of the holding company.  All three companies are rated Aaa/AAA/AAA by Moody's,  S&P and Fitch, respectively.

Radian Asset  Assurance,  Inc. is the  surviving  entity and name for the former
Asset  Guaranty.  On Feb. 28, 2001,  Radian Group,  Inc., the holding company of mortgage  insurers Radian Guaranty,  Inc. and Radian  Insurance,  Inc,  acquired
Enhance Financial,  the former parent of Asset Guaranty. On Feb. 4, 2002, Radian
Group, Inc.  (NYSE:RDN)  officially  renamed its bond insurance  subsidiaries to begin with the name Radian.  Therefore,  the former Asset Guaranty Assurance Co.
has been renamed Radian Asset Assurance,  Inc., which is rated AA by S&P and
Fitch only.

American  Capital Access  Holdings,  Inc. is the parent company of ACA Financial
Guaranty  Corp.   (ACA).   The  parent  of  ACA  is  primarily  owned  by  seven
institutional  investors.  ACA was  established  in 1997 as the  sole  dedicated provider of A-rated  credit  enhancement  to the municipal  market but has since expanded into the structured finance and alternative risk transfer markets.  ACA is rated A by S&P and Fitch only.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has  taken  the  position  that  the  liquidity  of such  securities  in the portfolio of a fund offering redeemable securities is a question of fact for the
Board  of  Trustees  to  determine,  such  determination  to  be  based  upon  a consideration  of the readily  available  trading  markets and the review of any contractual restrictions.  Accordingly, the Board of Trustees is responsible for developing and  establishing  the guidelines and procedures for  determining the liquidity  of Rule  144A  securities.  As  allowed  by Rule  144A,  the Board of
Trustees of the funds has delegated the day-to-day  function of determining  the liquidity  of Rule  144A  securities  to the  advisor.  The  board  retains  the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other  security  that is illiquid.  In such an event,  the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

For purposes of the funds' investment restrictions,  the party identified as the
"issuer"  of a  municipal  security  depends on the form and  conditions  of the security.  When the assets and revenues of a political  subdivision are separate from those of the government  that created the  subdivision  and the security is backed only by the assets and revenues of the  subdivision,  the  subdivision is deemed the sole  issuer.  Similarly,  in the case of an  Industrial  Development
Bond,   if  the  bond  were  backed  only  by  the  assets  and  revenues  of  a non-governmental  user,  the  non-governmental  user  would be  deemed  the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security,  the guarantee  would be considered a separate  security and treated as an issue of the guaranteeing entity.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

Subject              Policy

Senior Securities   A fund may not issue senior securities,  except as permitted under the Investment Company Act.

Borrowing           A fund  may  not  borrow  money,  except  for  temporary  or emergency  purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.

Lending             A fund may not lend any  security or make any other loan if, as a result,  more than  33-1/3% of the fund's  total assets would be lent to  other  parties,  except  (i)  through  the
                    purchase  of  debt   securities  in   accordance   with  its
                    investment  objective,  policies and  limitations or (ii) by engaging in repurchase  agreements with respect to portfolio securities.

Real Estate         A fund may not purchase or sell real estate unless  acquired as a result of ownership of securities or other instruments.
                    This  policy  shall not  prevent a fund  from  investing  in securities  or other  instruments  backed by real  estate or securities  of  companies  that  deal in real  estate or are engaged in the real estate business.

Concentration       A fund may not  concentrate its investments in securities of issuers in a  particular  industry  (other  than  securities issued or  guaranteed  by the U.S.  government or any of its agencies or instrumentalities).

Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an  underwriter  within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.

Commodities         A fund may not purchase or sell physical  commodities unless acquired as a result of  ownership  of  securities  or other
                    instruments,   provided  that  this  limitation   shall  not
                    prohibit  the fund from  purchasing  or selling  options and futures  contracts or from  investing in securities or other instruments backed by physical commodities.

Control             A fund may not invest for  purposes  of  exercising  control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the costs are  equal to or lower  than the costs of  short-term  bank loans.  Interfund loans and borrowings  normally extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services;  for example,  gas, gas transmission,  electric and gas,  electric,  and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

Subject                  Policy

Leveraging          A fund may not purchase additional  investment securities at any time during which  outstanding  borrowings  exceed 5% of the total assets of the fund.

Futures             A fund may enter into  futures  contracts  and write and buy
 and Options        put and call options relating to futures  contracts.  A fund may not,  however,  enter into leveraged  transactions if it would be  possible  for the fund to lose more  money than it invested.  The money  market  funds may not purchase or sell futures contracts or call options.  This limitation does not apply to options attached to, or acquired or traded together with,  their  underlying  securities,  and does not apply to securities that  incorporate  features similar to options or futures contracts.

Liquidity           A fund  may  not  purchase  any  security  or  enter  into a repurchase  agreement if, as a result,  more than 15% of its net  assets  (10%  for the  money  market  funds)  would  be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days and securities that are illiquid by virtue of legal or contractual  restrictions on resale or the absence of a readily available market.

Short Sales         A fund may not sell securities short,  unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions
                    in  futures   contracts   and  options  are  not  deemed  to
                    constitute selling securities short.

Margin              A fund may not  purchase  securities  on  margin,  except to obtain  such  short-term  credits as are  necessary  for the clearance of transactions, and provided that margin payments in connection with futures  contracts and options on futures contracts  shall not  constitute  purchasing  securities  on margin.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive  purposes,  a fund may invest in securities that may not fit its investment objective or its stated market.  During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

(1)  interest-bearing bank accounts or Certificates of Deposit;

(2)  U.S. government securities and repurchase agreements collateralized by U.S.
     government securities; and

(3)  other money market funds.

To the extent a fund assumes a defensive  position,  it will not be pursuing its investment objective and may generate taxable income.

PORTFOLIO TURNOVER

The  portfolio  turnover  rate of each fund  (except  those of the money  market funds) is listed in the Financial Highlights table in the Prospectuses.  Because of the  short-term  nature of the money  market  funds'  investments,  portfolio turnover rates are not generally used to evaluate their trading activities.

For Florida  Municipal Bond, the lower  portfolio  turnover rate for 2002 can be attributed to a decrease in security selection  opportunities that satisfied the fund's investment criteria.

MANAGEMENT

The  individuals  listed below serve as trustees or officers of the funds.  Each trustee serves until his or her successor is duly elected and qualified or until he or she retires.  Mandatory retirement age for independent trustees is 75; the remaining  independent  trustees may waive this  requirement  on a  case-by-case basis. Those listed as interested trustees are "interested"  primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned  subsidiaries,  including the funds' investment  advisor,  American
Century Investment  Management,  Inc. (ACIM); the funds' principal  underwriter,
American  Century  Investment  Services,  Inc.  (ACIS);  and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than  two-thirds of the total number) are  independent;
that is, they are not  employees or officers of, and have no financial  interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar  capacities for other funds  advised by ACIM.  Only officers  with  policy-making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

                                                                            Number of
                                                                            Portfolios
                                                                            in Fund
                                     Length                                 Complex       Other
                        Position(s)  of Time                                Overseen      Directorships
                        Held with    Served    Principal Occupation(s)      by            Held by
Name, Address (Age)     Funds        (years)   During Past 5 Years          Trustee       Trustee

---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

William M. Lyons         Trustee,       6     Chief Executive Officer, ACC     35         None
4500 Main Street         Chairman             and other ACC subsidiaries
Kansas City, MO 64111    of the               (September 2000 to present)
(48)                     Board                President, ACC
                                              (June 1997 to present)
                                              Chief Operating Officer,
                                              ACC (June 1996 to
                                              September 2000)
                                              President, ACIM (September
                                              2002 to present)
                                              President, ACIS
                                              (July 2003 to present)
                                              Also serves as: Executive
                                              Vice President, ACSC and
                                              other ACC subsidiaries
---------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Albert Eisenstat         Trustee        8     Retired, General Partner,        35         Independent Director,
1665 Charleston Road                          Discovery Ventures                          Sungard Data Systems
Mountain View, CA 94043                       (Venture capital firm,                      (1991 to present)
(73)                                          1996 to 1998)                               Independent Director,
                                                                                          Business Objects S/A
                                                                                          (1994 to present)
                                                                                          Independent Director
                                                                                          Commercial Metals
                                                                                          (1983-2001)

Ronald J. Gilson         Trustee        8     Charles J. Meyers Professor      35         None
1665 Charleston Road                          of Law and Business,
Mountain View, CA 94043                       Stanford Law School
(57)                                          (1979 to present)
                                              Mark and Eva Stern
                                              Professor of Law and
                                              Business, Columbia
                                              University School of Law
                                              (1992 to present)
                                              Counsel, Marron, Reid &
                                              Sheehy (a San Francisco
                                              law firm, 1984 to present)

Kathryn A. Hall          Trustee        2     President and Chief              35         Director, Princeton
1665 Charleston Road                          Investment Officer,                         University
Mountain View, CA 94043                       Offit Hall Capital                          Investment Company
(46)                                          Management, LLC                             (1997 to present)
                                              (April 2002 to present)                     Director, Stanford
                                              President and Managing                      Management Company
                                              Director, Laurel Management                 (2001 to present)
                                              Company, L.L.C.                             Director, UCSF
                                              (1996 to April 2002)                        Foundation
                                                                                          (2000 to present)
                                                                                          Director, San
                                                                                          Francisco
                                                                                          Day School
                                                                                          (1999 to present)

                                                                            Number of
                                                                            Portfolios
                                                                            in Fund
                                     Length                                 Complex       Other
                        Position(s)  of Time                                Overseen      Directorships
                        Held with    Served     Principal Occupation(s)     by            Held by
Name, Address (Age)     Funds        (years)    During Past 5 Years         Trustee       Trustee

---------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Myron S. Scholes         Trustee        23    Partner, Oak Hill Capital        35         Director, Dimensional
1665 Charleston Road                          Management, (1999-present)                  Fund Advisors
Mountain View, CA 94043                       Principal, Long-Term                        (investment advisor,
(62)                                          Capital Management                          1982 to present)
                                              (investment advisor,                        Director,
                                              1993 to January 1999)                       Smith Breeden
                                              Frank E. Buck Professor                     Family of Funds
                                              of Finance, Stanford                        (1992 to present)
                                              Graduate School of Business
                                              (1981 to present)

Kenneth E. Scott         Trustee        32    Ralph M. Parsons Professor       35         Not applicable
1665 Charleston Road                          of Law and Business,
Mountain View, CA 94043                       Stanford Law School
(75)                                          (1972 to present)

John B. Shoven           Trustee        1       Professor of Economics,        35         Director, Cadence
1665 Charleston Road                          Stanford University                         Design Systems
Mountain View, CA 94043                       (1977 to present)                           (1992 to present)
(56)                                                                                      Director, Watson
                                                                                          Wyatt Worldwide
                                                                                          (2002 to present)
                                                                                          Director,
                                                                                          Palmsource Inc.
                                                                                          (2002 to present)

Jeanne D. Wohlers        Trustee        19    Retired, Director and Partner,   35         Director, Indus
1665 Charleston Road                          Windy Hill Productions, LP                  International
Mountain View, CA 94043                       (educational software,                      (software solutions,
(58)                                          1994 to 1998)                               January 1999 to present)
                                                                                          Director, Quintus
                                                                                          Corporation
                                                                                          (automation solutions,
                                                                                          1995 to present)

---------------------------------------------------------------------------------------------------------------
Officers
William M. Lyons         President      3      See entry above under           35         See entry above
4500 Main Street                              "Interested Trustees."                      under "Interested
Kansas City, MO 64111                                                                     Trustees."
(48)

Robert T. Jackson        Executive      3     Chief Administrative Officer,    Not        Not
4500 Main St.            Vice                 ACC (August 1997 to present)     applicable applicable
Kansas City, MO 64111    President            Chief Financial Officer, ACC
(58)                                          (May 1995 to October 2002)
                                              President, ACSC
                                              (January 1999 to present)
                                              Executive Vice President, ACC
                                              (May 1995 to present)
                                              Also serves as: Executive
                                              Vice President and Chief
                                              Financial Officer, ACIM,
                                              ACIS and other ACC
                                              subsidiaries, and Treasurer, ACIM

                                                                            Number of
                                                                            Portfolios
                                                                            in Fund
                                      Length                                Complex       Other
                         Position(s)  of Time                               Overseen      Directorships
                         Held with    Served    Principal Occupation(s)     by            Held by
Name, Address (Age)      Funds        (years)   During Past 5 Years         Trustee       Trustee

---------------------------------------------------------------------------------------------------------------
OFFICERS

Maryanne Roepke, CPA     Senior Vice    3     Senior Vice President and       Not           Not
4500 Main St.            President,           Assistant Treasurer, ACSC       applicable    applicable
Kansas City, MO 64111    Treasurer
(48)                     and Chief
                         Accounting
                         Officer

David C. Tucker          Senior Vice    5     Senior Vice President,          Not           Not
4500 Main St.            President            ACIM, ACIS, ACSC and            applicable    applicable
Kansas City, MO 64111    and                  other ACC subsidiaries
(45)                     General              (June 1998 to present)
                         Counsel              General Counsel, ACC,
                                              ACIM, ACIS, ACSC and
                                              other ACC subsidiaries
                                              (June 1998 to present)

C. Jean Wade             Controller     7     Vice President, ACSC            Not           Not
4500 Main St.                                 (February 2000 to present)      applicable    applicable
Kansas City, MO 64111                         Controller-Fund Accounting,
(40)                                          ACSC (June 1997 to present)

Robert Leach             Controller     7     Vice President, ACSC            Not           Not
4500 Main St.                                 (February 2000 to present)      applicable    applicable
Kansas City MO 64111                          Controller-Fund Accounting,
(37)                                          ACSC (June 1997 to present)

Jon Zindel               Tax Officer    6     Vice President, Corporate Tax,  Not           Not
4500 Main Street                              ACSC (April 1998 to present)    applicable    applicable
Kansas City, MO 64111                         Vice President, ACIM, ACIS
(36)                                          and other ACC subsidiaries
                                              (April 1999 to present)
                                              President, American Century
                                              Employee Benefit Services, Inc.
                                              (January 2000 to December 2000)
                                              Treasurer, American Century
                                              Employee Benefit Services, Inc.
                                              (December 2000 to present)
                                              Treasurer, American Century
                                              Ventures, Inc. (December 1999
                                              to January 2001)

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs  of the  funds and may amend and  repeal  them to the  extent  that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting of two or more trustees who may exercise the powers and  authority  of the board to the extent that the  trustees  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian,  transfer or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Trustees  oversees  each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly,  quarterly,  and annual analyses of ACIM's performance in the following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities);

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the funds' assets managed by the adviser and the fair market  value of the services  provided.  To assess these factors,  the board reviews both ACIM's performance and that of its peers, as reported by independent  gathering  services such as Lipper Analytical
Services (for fund  performance  and expenses) and National  Quality Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue  to ACIM or its  affiliates  from its  relationship  with the  funds and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant,  and the adviser's control of the investment expenses of the funds, such as transaction  costs,  including ways in which portfolio  transactions for the funds are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American  Century family of funds,  including the  profitability of managing each fund.  The board  conducted an extensive  review of ACIM's  methodology  in allocating  costs to the management of each fund.  The board  concluded that the cost  allocation  methodology  employed  by ACIM has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized by ACIM in  connection  with the operation of each fund and whether the amount of profit is a fair  entrepreneurial  profit for the  management  of each fund.  The board  also  considered  ACIM's  profit  margins in  comparison  with available industry data, both accounting for and excluding marketing expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including  the  independent  trustees, concluded  that the existing  management  fee structures are fair and reasonable and that the existing investment management contracts should be continued.

COMMITTEES

The board has four  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The trustee first named serves as chairman of the committee.

                                                                             Number of Meetings
                                                                           Held During Last Fiscal
Committee     Members            Function                                   Year Ended May 31, 2002

Audit         Kenneth E. Scott   The Audit Committee recommends                      4
              Albert Eisenstat   the engagement of the funds'
              Jeanne D. Wohlers  independent auditors and oversees
                                 its activities. The committee receives
                                 reports from the advisor's Internal
                                 Audit Department, which is accountable
                                 to the committee. The committee also
                                 receives reporting about compliance
                                 matters affecting the Trust.

Nominating    Kenneth E. Scott   The Nominating Committee primarily                  1
              Ronald J. Gilson   considers and recommends individuals
              Albert Eisenstat   for nomination as trustees. The names
              Myron S. Scholes   of potential trustee candidates are drawn
              Jeanne D. Wohlers  from a number of sources, including
                                 recommendations from members of the
                                 board, management and shareholders.
                                 This committee also reviews and makes
                                 recommendations to the board with respect
                                 to the composition of board committees and
                                 other board-related matters, including its
                                 organization, size, composition, responsibilities,
                                 functions and compensation. The Nominating
                                 Committee does not currently have a policy
                                 regarding whether it will consider nominees
                                 recommended by shareholders.

Portfolio     Myron S. Scholes   The Portfolio Committee reviews quarterly           4
              Kathryn A. Hall    the investment activities and strategies used
                                 to manage fund assets. The committee
                                 regularly receives reports from portfolio managers,
                                 credit analysts and other investment personnel
                                 concerning the funds' investments.

Quality       Ronald J. Gilson   The Quality of Service Committee reviews            4
of            Myron S. Scholes   the level and quality of transfer agent and
Service       William M. Lyons   administrative services provided to the funds
              John B. Shoven     and their shareholders. It receives and reviews
                                 reports comparing those services to those of
                                 fund competitors and seeks to improve such
                                 services where feasible and appropriate.

COMPENSATION OF TRUSTEES

The  trustees  serve  as  trustees  or  directors  for  eight  American  Century investment companies. Each trustee who is not an interested person as defined in the Investment Company Act receives  compensation for service as a member of the board of all eight such  companies  based on a schedule  that takes into account the  number  of  meetings  attended  and the  assets  of the funds for which the meetings  are  held.  These  fees and  expenses  are  divided  among  the  eight investment  companies based, in part, upon their relative net assets.  Under the terms of the management  agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods indicated and by the eight investment  companies served by this board to each  trustee  who is not an  interested  person as  defined  in the  Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MAY 31, 2003

                                                    Total Compensation from
                           Total Compensation       the American Century
Name of Trustee            from the Funds(1)        Family of Funds(2)

Albert A. Eisenstat              $6,859                   $87,250

Ronald J. Gilson                 $7,202                   $94,500

Myron S. Scholes                 $6,783                   $85,500

Kenneth E. Scott                 $7,041                   $90,750

John B. Shoven                   $3,311                   $78,583

Jeanne D. Wohlers                $6,759                   $85,000

Kathryn A. Hall                  $6,925                   $88,750

(1)  Includes compensation paid to the trustees during the fiscal year ended May
     31,  2003,  and also  includes  amounts  deferred  at the  election  of the trustees under the American  Century Mutual Funds'  Independent  Directors'
     Deferred Compensation Plan.

(2)  Includes  compensation paid by the eight investment  company members of the
     American  Century family of funds served by this board. The total amount of deferred  compensation  included in the preceding table is as follows:  Mr.
     Scholes,  $25,000 ; Mr. Shoven,  $29,083 ; Ms.  Wohlers,  $85,000;  and Ms.
     Hall, $64,000.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent  trustees may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as trustees of the funds.

All  deferred  fees are  credited to an account  established  in the name of the trustees.  The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final  payment of all amounts are credited to the account.  Trustees are allowed to change their designation of mutual funds from time to time.

No deferred  fees are payable until such time as a trustee  resigns,  retires or otherwise  ceases to be a member of the Board of Trustees.  Trustees may receive deferred fee account  balances either in a lump-sum  payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee,  all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily  funded their  obligations.  The rights of trustees to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred  fees were paid to any trustee under the plan during the fiscal year ended May 31, 2003.

OWNERSHIP OF FUND SHARES

The trustees  owned shares in the funds as of December 31, 2003, as shown in the tables below:

                                                                    NAME OF TRUSTEES

                                                    William M.      Albert     Ronald J.    Myron S.
                                                       Lyons      Eisenstat     Gilson      Scholes
----------------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:
   Florida Municipal Money Market                  Data to come
   Florida Municipal Bond
   Arizona Municipal Bond
   Tax-Free Money Market
   Tax-Free Bond
   High-Yield Municipal
AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY TRUSTEES IN
FAMILY OF INVESTMENT COMPANIES

                                                                   NAME OF TRUSTEES

                                                    Kenneth E.    John B.      Jeanne D.   Kathryn A.
                                                     Scott        Shoven       Wohlers       Hall
----------------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:
   Florida Municipal Money Market                  Data to come
   Florida Municipal Bond
   Arizona Municipal Bond
   Tax-Free Money Market
   Tax-Free Bond
   High-Yield Municipal
AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY TRUSTEES IN
FAMILY OF INVESTMENT COMPANIES

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More
than $100,000

CODE OF ETHICS

The funds,  their  investment  advisor and principal  underwriter have adopted a code of ethics  under Rule 17j-1 of the  Investment  Company Act and the code of ethics permits personnel subject to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The Advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The Advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the Advisor's Proxy Voting Guidelines to govern the Advisor's proxy voting activities.

The  Advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the
Advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o    Election of Directors

o    Ratification of Selection of Auditors

o    Equity-Based Compensation Plans

o    Anti-Takeover Proposals

     =    Cumulative Voting

     =    Staggered Boards

     =    "Blank Check" Preferred Stock

     =    Elimination of Preemptive Rights

     =    Non-targeted Share Repurchase

     =    Increase in Authorized Common Stock

     =    "Supermajority" Voting Provisions or Super Voting Share Classes

     =    "Fair Price" Amendments

     =    Limiting the Right to Call Special Shareholder Meetings

     =    Poison Pills or Shareholder Rights Plans

     =    Golden Parachutes

     =    Reincorporation

     =    Confidential Voting

     =    Opting In or Out of State Takeover Laws

o    Shareholder Proposals Involving Social, Moral or Ethical Matters

o    Anti-Greenmail Proposals

o    Changes to Indemnification Provisions

o    Non-Stock Incentive Plans

o    Directors Tenure

o    Directors' Stock Options Plans

o    Directors Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  Advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  Advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the Advisor's Proxy Voting  Guidelines are available on the funds' Web site at www.americancentury.com.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of February __, 2004, the following  companies were the record owners of more than 5% of the outstanding shares of any class of a fund:

                                                       Percentage of
Fund/Class          Shareholder                        Outstanding Shares Owned

FLORIDA MUNICIPAL MONEY MARKET

   Investor
                    Peggy Myers Pers Rep               Data to come
                    Shel Silverstein Estate
                    New York, New York

FLORIDA MUNICIPAL BOND

   Investor
                    Charles Schwab & Co., Inc.
                    San Francisco, California

                    Morgan Guaranty Trust of New York
                    Newark, Delaware

   A
                    None

   B
                    None

   C
                    None

ARIZONA MUNICIPAL BOND

   Investor
                    Charles Schwab & Co., Inc.
                    San Francisco, California

                    National Financial Services Corp.
                    New York, New York
   A
                    None
   B
                    None
   C
                    None

TAX-FREE BOND

   Investor
                    Charles Schwab & Co., Inc.
                    San Francisco, California

                    M L P F & S, Inc.
                    Jacksonville, Florida

                    National Financial Services Corp
                    New York, New York

   Institutional

                    Charles Schwab & Co., Inc.
                    San Francisco, California

TAX-FREE MONEY MARKET

   Investor
                    American Century Money
                    Fund Settlement
                    Jersey City, New Jersey

HIGH-YIELD MUNICIPAL

   Investor
                    National Financial Services Corp.
                    New York, New York

                    Pershing LLC
                    Jersey City, New Jersey
   A

                    Charles Schwab & Co., Inc.
                    San Francisco, California

   B
                    M L P F & S, Inc.                  Data to come
                    Jacksonville, Florida

                    American Enterprises Investment Services
                    Minneapolis, Minnesota

                                                       Percentage of
Fund/Class     Shareholder                             Outstanding Shares Owned

High-Yield Municipal

   C
                    M L P F & S, Inc.                  Data to come
                    Jacksonville, Florida
                    American Enterprise Investment Services
                    Minneapolis, Minnesota
--------------------------------------------------------------------------------

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than 5% of any class of a fund's outstanding shares or more than 25% of the voting  securities of American  Century  Municipal Trust. As of February __,
2004, the officers and trustees of the funds, as a group,  owned less than 1% of any class of a fund's outstanding shares.

Data to come

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers,  Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in the Prospectuses under the heading Management.

For services  provided to each fund, the advisor receives a monthly fee based on a percentage of the average net assets of a fund.  The annual rate at which this fee is assessed is determined  monthly in a two-step process.  First, a fee rate schedule  is applied to the assets of all the funds of its  investment  category managed by the advisor  (the  Investment  Category  Fee).  The three  investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all the assets of the money market funds managed by the advisor are  aggregated  and the fee rate is applied to the total.  Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The amounts calculated using the
Investment  Category  Fee and the  Complex Fee are then added to  determine  the unified management fee payable by a fund to the advisor.

The schedules by which the unified management fee is determined are shown below.
The Investment Category Fees are determined according to the schedule below.

INVESTMENT CATEGORY FEE SCHEDULE
FOR TAX-FREE MONEY MARKET AND FLORIDA MUNICIPAL MONEY MARKET

Category Assets                     Fee Rate
--------------------------------------------------------------------------------
First $1 billion                    0.2700%
Next $1 billion                     0.2270%
Next $3 billion                     0.1860%
Next $5 billion                     0.1690%
Next $15 billion                    0.1580%
Next $25 billion                    0.1575%

Thereafter                          0.1570%

INVESTMENT CATEGORY FEE SCHEDULE
FOR TAX-FREE BOND, ARIZONA MUNICIPAL BOND AND FLORIDA MUNICIPAL BOND

Category Assets                     Fee Rate
--------------------------------------------------------------------------------
First $1 billion                    0.2800%
Next $1 billion                     0.2280%
Next $3 billion                     0.1980%
Next $5 billion                     0.1780%
Next $15 billion                    0.1650%
Next $25 billion                    0.1630%

Thereafter                          0.1625%

INVESTMENT CATEGORY FEE SCHEDULE FOR HIGH-YIELD MUNICIPAL

Category Assets                     Fee Rate
First $1 billion                    0.4100%
Next $1 billion                     0.3580%
Next $3 billion                     0.3280%
Next $5 billion                     0.3080%
Next $15 billion                    0.2950%
Next $25 billion                    0.2930%

Thereafter                          0.2925%

The  Complex  Fee  for  the  Investor,  A, B and C Class  shares  is  determined according to the schedule below.

COMPLEX FEE SCHEDULE

Complex Assets                      Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion                  0.3100%
Next $7.5 billion                   0.3000%
Next $15 billion                    0.2985%
Next $25 billion                    0.2970%
Next $50 billion                    0.2960%
Next $100 billion                   0.2950%
Next $100 billion                   0.2940%
Next $200 billion                   0.2930%
Next $250 billion                   0.2920%
Next $500 billion                   0.2910%

Thereafter                          0.2900%

The Complex Fee schedule for the Institutional Class is lower by 0.2000% at each graduated  step.  For example,  if the Investor Class Complex Fee is 0.3100% for the first $2.5 billion,  the Institutional Class Complex Fee is 0.1100% (0.3100%
minus 0.2000%).

On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month at the specified  rate. The fee for the previous month  is  calculated  by  multiplying  the  applicable  fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month.  This number is then multiplied by a fraction,  the numerator of which is the number of days in the  previous  month and the  denominator  of which is 365
(366 in leap years).

The  management  agreement  between the Trust and the advisor shall  continue in effect  until the  earlier of the  expiration  of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds'  Board of  Trustees,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the  trustees of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management  agreement states that the funds' Board of Trustees or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, trustees and employees may engage in other business,  render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation provides the best execution for the funds. The Board of Trustees has approved  the  advisor's  policy with  respect to the  aggregation  of portfolio transactions.  Where  portfolio  transactions  have been  aggregated,  the funds participate at the average share price for all  transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate  portfolio  transactions of the funds unless it believes that such aggregation is consistent  with its duty to seek best execution on behalf of the funds  and the  terms of the  management  agreement.  The  advisor  receives  no additional compensation or remuneration as a result of such aggregation.

Unified  management  fees incurred by each fund for the fiscal periods ended May
31, 2003,  2002 and 2001, are indicated in the following  table. As new classes, information  regarding  the A, B and C classes  of  Florida  Municipal  Bond and
Arizona Municipal Bond was not available as of the fiscal year end.

UNIFIED MANAGEMENT FEES (1)

Fund                                    2003             2002              2001
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL MONEY MARKET

   Investor Class                     $314,527       $370,570          $413,133

--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND

   Investor Class                     $321,620       $267,226          $260,696

   A Class                                 N/A            N/A               N/A

   B Class                                 N/A            N/A               N/A

   C Class                                 N/A            N/A               N/A

--------------------------------------------------------------------------------
ARIZONA MUNICIPAL BOND

   Investor Class                     $359,414       $297,741          $229,286

   A Class                                 N/A            N/A               N/A

   B Class                                 N/A            N/A               N/A

   C Class                                 N/A            N/A               N/A

--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET

   Investor Class                   $1,310,134     $1,224,240        $1,174,251

--------------------------------------------------------------------------------
TAX-FREE BOND

   Investor Class                   $2,611,101     $1,360,649          $835,937

   Institutional Class                  $1,390        N/A (2)           N/A (2)

--------------------------------------------------------------------------------
HIGH-YIELD MUNICIPAL

   Investor Class                     $281,749       $195,903          $190,724

   A Class                              $1,326        N/A (2)           N/A (2)

   B Class                                $439        N/A (2)           N/A (2)

   C Class                              $1,831        N/A (2)           N/A (2)

(1)  Net of reimbursements or waivers.

(2)  The class was not in operation for the fiscal year.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation,  4500 Main Street, Kansas City, Missouri
64111,  serves as transfer  agent and  dividend-paying  agent for the funds.  It provides physical facilities,  computer hardware and software, and personnel for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
ACSC for these services.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its  principal  business  address is 4500 Main  Street,  Kansas City,
Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means that the distributor has no liability for unsold shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own  resources  to such  financial  intermediaries  for the  provision  of these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P.  Morgan  Chase and Co.,  770  Broadway,  10th  floor,  New  York,  New York
10003-9598,  and Commerce Bank, N.A., 1000 Walnut,  Kansas City, Missouri 64105,
each serves as custodian of the funds' assets.  The  custodians  take no part in determining  the investment  policies of the funds or deciding which  securities are purchased or sold by the funds.  The funds,  however,  may invest in certain obligations of the custodians and may purchase or sell certain  securities  from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers  LLP are  the  independent  auditors  of the  funds.  The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th floor, Kansas City,
Missouri 64105. As the independent auditors of the funds, PricewaterhouseCoopers provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The  funds  generally  purchase  and  sell  debt  securities  through  principal transactions,  meaning the funds  normally  purchase  securities  on a net basis directly from the issuer or a primary  market-maker  acting as principal for the securities.  The funds do not pay brokerage  commissions on these  transactions, although the purchase price for debt securities  usually includes an undisclosed compensation.  Purchases of securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases from  dealers  serving as  market-makers  typically  include a dealer's  mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
May 31, 2003, 2002 and 2001, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

The  Declaration  of Trust  permits the Board of Trustees to issue an  unlimited number of full and fractional  shares of beneficial  interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this Statement of Additional  Information is a series of shares issued by the
Trust. In addition,  each series (or fund) may be divided into separate classes.
See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights  are not  cumulative,  so that  investors  holding  more  than 50% of the
Trust's  (all  funds')  outstanding  shares  may be  able to  elect  a Board  of
Trustees.  The Trust undertakes  dollar-based voting, meaning that the number of votes a  shareholder  is  entitled  to is based  upon the  dollar  amount of the shareholder's  investment.  The election of trustees is  determined by the votes received  from all Trust  shareholders  without  regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution  proportionate  to his or her share ownership  interest in the fund.
Shares  of each  fund  have  equal  voting  rights,  although  each  fund  votes separately on matters affecting that fund exclusively.

The  Trust  shall  continue  unless  terminated  by  (1)  approval  of at  least two-thirds  of the shares of each fund  entitled to vote, or (2) by the Trustees by written  notice to  shareholders  of each fund. Any fund may be terminated by
(1) approval of at least  two-thirds  of the shares of that fund,  or (2) by the
Trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges,  taxes, expenses and liabilities belonging to the Trust or the fund.  Thereafter,  the Trust  shall  reduce  the  remaining assets belonging to each fund (or the particular fund) to cash,  shares of other securities or any combination  thereof, and distribute the proceeds belonging to each fund (or the  particular  fund) to the  shareholders  of that fund  ratably according to the number of shares of that fund held by each  shareholder  on the termination date.

Shareholders   of  a   Massachusetts   business   trust  could,   under  certain
circumstances,  be held  personally  liable for its  obligations.  However,  the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or  obligations  of the Trust.  The  Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust.  The Declaration of Trust provides that the
Trust  will,  upon  request,  assume the  defense of any claim made  against any shareholder  for any act or  obligation  of the Trust and satisfy  any  judgment thereon.  The Declaration of Trust further  provides that the Trust may maintain appropriate insurance (for example,  fidelity,  bonding and errors and omissions insurance)  for  the  protection  of  the  Trust,  its  shareholders,  trustees, officers,  employees and agents to cover  possible  tort and other  liabilities.
Thus,  the  risk  of a  shareholder  incurring  financial  loss as a  result  of shareholder  liability  is limited  to  circumstances  in which both  inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of  investments  and other  assets held for each  series.
Your rights as a shareholder  are the same for all series of  securities  unless otherwise  stated.  Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the  event  of  complete  liquidation  or  dissolution  of a fund  or  class, shareholders  of the fund or class of shares  shall be entitled to receive,  pro rata,  all of the  assets  less the  liabilities  of that  fund or  class.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution  proportionate  to his or her share ownership  interest in the fund.
Shares  of each  fund  have  equal  voting  rights,  although  each  fund  votes separately on matters affecting that fund exclusively.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple  class plan (the  Multiclass  Plan)
pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is  described  in the prospectus  of any fund that offers more than one class.  Pursuant to such plan, the funds may issue up to four classes of shares:  Investor  Class,  A Class,  B
Class and C Class. Not all funds offer all four classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds which have A and B Classes is not available  directly at no load. The A, B and C Classes also are made  available  through  financial  intermediaries,  for purchase by individual investors who receive advisory and personal services from the  intermediary.  The total  management fee is the same as for Investor Class, but  the  A,  B and C  Class  shares  each  are  subject  to a  separate  Master
Distribution and Individual Shareholder Services Plan (the A Class Plan, B Class
Plan and C Class Plan, respectively,  the Plans) described below. The Plans have been  adopted by the funds'  Board of  Trustees  in  accordance  with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Trustees and initial  shareholder of the funds' A, B and C Classes have approved and entered into the A Class Plan, B Class Plan and C Class Plan,  respectively.
The Plans are described below.

In adopting the Plans,  the Board of Trustees  (including a majority of trustees who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected  class.  Pursuant to Rule 12b-1,  information  with respect to revenues  and  expenses  under the Plans is presented to the Board of
Trustees quarterly for its consideration in connection with its deliberations as to the  continuance  of the Plans.  Continuance of the Plans must be approved by the  Board of  Trustees  (including  a  majority  of the  independent  trustees)
annually. The Plans may be amended by a vote of the Board of Trustees (including a  majority  of the  independent  trustees),  except  that the  Plans may not be amended to materially  increase the amount to be spent for distribution  without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a  majority  of  the  independent  trustees  or by  vote  of a  majority  of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  Prospectus,  the A Class  shares  of the  funds  are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual  shareholder and distribution  services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the Advisor, as paying agent for the fund, a fee equal to 0.25%
annually of the average daily net asset value of the A Class shares.  During the fiscal year ended May 31, 2003,  the  aggregate  amount of fees paid under the A
Class Plan was: High-Yield Municipal, $526.

Because the A Classes of Florida  Municipal Bond and Arizona Municipal Bond were not in  operation as of the fiscal year end, no fees were paid under the A Class plan.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B Class Plan

As  described  in the  Prospectus,  the B Class  shares  of the  funds  are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average  daily net asset value of the B Class  shares,  0.25% of which is paid for individual shareholder services (as described below) and 0.75%
of which is paid for distribution services (as described below).

During the fiscal year ended May 31,  2003,  the  aggregate  amount of fees paid under the B Class Plan was: High-Yield Municipal, $694.

Because the B Classes of Florida  Municipal Bond and Arizona Municipal Bond were not in  operation as of the fiscal year end, no fees were paid under the B Class plan.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  Prospectus,  the C Class  shares  of the  funds  are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually  of the  average  daily net asset  value of the funds' C Class  shares,
0.25% of which is paid for individual  shareholder services (as described below)
and  0.75% of which is paid for  distribution  services  (as  described  below).
During the fiscal year ended May 31, 2003, the aggregate  amount of fees paid by
High-Yield Municipal under the C Class Plan was: $2,181.

Because the C Classes of Florida  Municipal Bond and Arizona Municipal Bond were not in  operation as of the fiscal year end, no fees were paid under the C Class plan.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  paying  sales  commissions,  on-going  commissions  and other  payments  to brokers, dealers,  financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensating   registered   representatives   or  other  employees  of  the
     distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensating  and  paying  expenses   (including   overhead  and  telephone
     expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the prospectus for those classes in the section titled  "Choosing a
Share  Class."  Shares of the A Class are  subject to an initial  sales  charge, which declines as the amount of the purchase  increases pursuant to the schedule set  forth  in the  prospectus.  This  charge  may be  waived  in the  following situations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees and officers of funds  managed by the advisor,  employees of those persons and trusts and  qualified  retirement  plans  established  by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge upon  redemption  of the shares in certain  circumstances.  The  specific charges and when they apply are  described  in the  relevant  prospectuses.  The contingent  deferred sales charge may be waived for certain  redemptions by some shareholders, as described in the prospectuses.

The aggregate  contingent  deferred sales charges paid to the Distributor in the fiscal year ended May 31, 2003, were: High-Yield Municipal, $294.

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount                          Dealer Concession

Less than $50,000                        4.00%

$50,000 - $99,999                        4.00%

$100,000 - $249,999                      3.00%

$250,000 - $499,999                      2.00%

$500,000 - $999,999                      1.75%

$1,000,000 - $3,999,999                  1.00%

$4,000,000 - $9,999,999                  0.50%

Greater than $10,000,000                 0.25%

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 12 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if  anyBeginning  with the first day of the 13th  month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than  $1,000,000  are subject to a contingent  deferred  sales charge as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds'  prospectuses  and in  Your  Guide  to  American  Century  Services.  The
prospectuses  and guide are  available  to investors  without  charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1 - 4.50%) = $5.24.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

MONEY MARKET FUNDS

The money market funds  operate  pursuant to  Investment  Company Act Rule 2a-7, which permits valuation of portfolio  securities on the basis of amortized cost.
This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase.  Although this method  provides  certainty in valuation,  it generally disregards the effect of fluctuating  interest rates on an  instrument's  market value.  Consequently,  the  instrument's  amortized  cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund  shares  computed as  described  above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

As required  by the Rule 2a-7,  the Board of  Trustees  has  adopted  procedures designed to stabilize,  to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and  redemptions at $1.00.
While the  day-to-day  operation of each money market fund has been delegated to the fund managers, the quality requirements  established by the procedures limit investments  to certain  instruments  that the Board of Trustees has  determined present  minimal credit risks and that have been rated in one of the two highest rating  categories  as  determined by a rating agency or, in the case of unrated securities,  of comparable quality.  The procedures require review of each money market fund's portfolio holdings at such intervals as are reasonable in light of current market  conditions to determine  whether a money market fund's net asset values  calculated  by  using  available  market  quotations  deviate  from  the per-share  value based on amortized  cost.  The  procedures  also  prescribe the action to be taken by the advisor if such deviation should exceed .025%.

Actions  the  advisor  and the  Board  of  Trustees  may  consider  under  these circumstances  include (i) selling portfolio securities prior to maturity,  (ii)
withholding  dividends  or  distributions  from  capital,  (iii)  authorizing  a one-time  dividend  adjustment,  (iv) discounting share purchases and initiating redemptions  in kind,  or (v) valuing  portfolio  securities at market price for purposes of calculating NAV.

The funds have obtained  private  insurance  that  primarily  protects the money
market  funds  against  default  of  principal  or  interest   payments  on  the
instruments they hold and against  bankruptcy by issuers and credit enhancers of these  instruments.  Although the funds will be charged premiums by an insurance company  for  coverage  of  specified  types of losses  related  to  default  or bankruptcy on certain  securities,  the funds may incur losses regardless of the insurance.  The  insurance  does not  guarantee or insure that the funds will be able to maintain a stable net asset value of $1.00 per share.

NON-MONEY MARKET FUNDS

Securities held by the non-money  market funds normally are priced by using data provided  by an  independent  pricing  service,  provided  that such  prices are believed  by  the  advisor  to  reflect  the  fair  market  value  of  portfolio securities.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally  determined  without  regard to bid or last sale  prices.  In  valuing securities,  the pricing  services  generally  take into  account  institutional trading activity,  trading in similar groups of securities, and any developments related to specific securities.  The methods used by the pricing service and the valuations  so  established  are  reviewed  by the  advisor  under  the  general supervision  of the Board of  Trustees.  There are a number of pricing  services available,  and the  advisor,  on the  basis  of  ongoing  evaluation  of  these services,  may use other pricing  services or discontinue the use of any pricing service in whole or in part.

Securities  not priced by a pricing  service are valued at the mean  between the most  recently  quoted  bid and  ask  prices  provided  by  broker-dealers.  The municipal bond market is typically a "dealer  market";  that is, dealers buy and sell bonds for their own accounts  rather than for customers.  As a result,  the spread, or difference,  between bid and asked prices for certain municipal bonds may differ substantially among dealers.

Debt  securities  maturing within 60 days of the valuation date may be valued at cost,  plus or minus any  amortized  discount  or premium,  unless the  trustees determine  that this would not  result in fair  valuation  of a given  security.
Other assets and securities for which  quotations are not readily  available are valued in good faith at their fair value using methods  approved by the Board of
Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from  federal and state  income  taxes to the extent that it distributes  substantially  all of its net investment  income and net realized capital gains (if any) to investors.  If a fund fails to qualify as a  regulated  investment  company,  it will be liable for  taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat  distributions  received  from the funds in the same  manner in which they were realized by the funds.

Certain  bonds  purchased  by the  funds  may be  treated  as  bonds  that  were originally issued at a discount. Original issue discount represents interest for federal  income tax  purposes  and can  generally  be defined as the  difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal  income tax purposes as income  earned by a fund over the term of the bond,  and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund  generally  is  determined  on the basis of a  constant yield to maturity that takes into account the semiannual  compounding of accrued interest.  Original  issue discount on an obligation  with interest  exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition,  some of the bonds may be  purchased  by a fund at a discount  that exceeds the  original  issue  discount on such bonds,  if any.  This  additional discount  represents  market discount for federal income tax purposes.  The gain realized on the disposition of any bond having market discount generally will be treated as taxable  ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is  attributable).  If a fund  elects to include market  discount  in income in the tax  years to which it is  attributable,  the market  discount  accrues  on a daily  basis  for each day the bond is held by a fund.  Market  discount  is  calculated  on a straight  line basis over the time remaining  to the bond's  maturity.  In the case of any debt  security  having a fixed  maturity  date of not more than one year  from  date of  issue,  the gain realized on disposition generally will be treated as short-term capital gain.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 120-day period beginning 60 days prior to the ex-dividend date.

As of May 31, 2003, the funds in the table below had the following  capital loss carryover.  When a fund has a capital loss  carryover,  it does not make capital gains distributions until the loss has been offset or expired.

Fund                                Capital Loss Carryover

Florida Municipal Money Market      $41,522 (expiring in 2008 through 2010)

High-Yield Municipal                $1,810,481 (expiring in 2008 through 2010)

Tax-Free Money Market               $53,856 (expiring in 2008 through 2010)

Interest on certain  types of  industrial  development  bonds (small  issues and obligations issued to finance certain exempt facilities that may be leased to or used by persons  other than the  issuer) is not exempt from  federal  income tax when received by "substantial  users" or persons related to substantial users as defined  in the Code.  The term  "substantial  user"  includes  any  "non-exempt person" who regularly uses in trade or business part of a facility financed from the proceeds of industrial  development bonds. The funds may invest periodically
in  industrial  development  bonds  and,  therefore,   may  not  be  appropriate
investments  for entities that are substantial  users of facilities  financed by
industrial   development  bonds  or  "related  persons"  of  substantial  users.
Generally,  an individual  will not be a related  person of a  substantial  user under the Code unless he or his immediate  family  (spouse,  brothers,  sisters, ancestors and lineal  descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.

Under the Code,  any  distribution  of a fund's net realized  long-term  capital gains  designated by the fund as a capital  gains  dividend is taxable to you as long-term  capital  gains,  regardless  of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.  Any such loss will be disallowed to the extent of any tax-exempt  dividend income you received on those shares. In addition,  although highly  unlikely,  the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable.  If the funds were to hold such a bond, they might have to distribute  taxable  income or  reclassify as taxable  income previously distributed as tax-free.

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit the applicable federal withholding rate of reportable payments (which may include taxable dividends,  capital gains distributions and redemption proceeds) to the IRS. Those regulations require you to certify  that the Social  Security  number or tax  identification  number you provide is correct  and that you are not  subject to  withholding  for  previous under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

ALTERNATIVE MINIMUM TAX

While  the  interest  on bonds  issued  to  finance  essential  state  and local government  operations  is  generally  exempt from regular  federal  income tax, interest on certain  private  activity bonds issued after August 7, 1986,  while exempt from regular federal income tax,  constitutes a  tax-preference  item for taxpayers in determining  alternative  minimum tax liability  under the Code and the income tax provisions of several states.

Each fund may invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase  liability  under, the federal alternative  minimum tax,  depending on the  shareholder's  tax  situation.

All  distributions  derived from interest exempt from regular federal income tax may subject  corporate  shareholders  to, or increase their liability under, the alternative  minimum  tax  because  these  distributions  are  included  in  the corporation's adjusted current earnings.

The Trust will inform fund shareholders  annually of the amount of distributions derived from interest payments on private activity bonds.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

HOW FUND PERFORMANCE INFORMATION
IS CALCULATED

The  funds  may  quote  performance  in  various  ways.  Historical  performance information will be used in advertising and sales literature.

For the money  market  funds,  yield  quotations  are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized  appreciation  and depreciation of securities)
over a  seven-day  period  (base  period)  and  stated  as a  percentage  of the investment at the start of the base period (base-period return). The base-period return is then  annualized  by  multiplying  by 365/7 with the  resulting  yield figure carried to at least the nearest hundredth of one percent.

Calculations of seven-day effective yield begin with the same base-period return used to calculate  current yield,  but the return is then  annualized to reflect weekly compounding according to the following formula:

              Effective Yield = [(Base-Period Return + 1)365/7] - 1

For non-money market funds, the SEC 30-day yield calculation is as follows:

                          Yield = 2 [(a - b + 1)6 - 1]
                                     ------
                                       cd

where a = dividends and interest earned during the period,  b = expenses accrued for the period (net of  reimbursements),  c = the average daily number of shares outstanding during the period that were entitled to receive  dividends,  and d =
the maximum offering price per share on the last day of the period.

The funds  also may  quote  tax-equivalent  yields.  Tax-equivalent  yields  for
Tax-Free  Money Market,  Tax-Free Bond and  High-Yield  Municipal are calculated using the following equation:

                  Fund's Tax-Free Yield = Tax-Equivalent Yield
--------------------------------------------------------------------------------
                             100% - Federal Tax Rate

Arizona  Municipal  Bond's  tax-equivalent  yield is based on the current double tax-exempt yield and your combined federal and state marginal tax rate. Assuming all the fund's  dividends are tax-exempt in Arizona (which may not always be the case) and that your Arizona taxes are fully  deductible  for federal  income tax purposes,  you can calculate  your tax  equivalent  yield for the fund using the equation below.

                          Fund's Double Tax-Free Yield
--------------------------------------------------------------------------------
(100% - Federal Tax Rate) (100% - Arizona Tax Rate) = Your Tax-Equivalent Yield

Florida Municipal Money Market and Florida Municipal Bond's tax-equivalent yield is based on each fund's tax-free yield,  your federal income tax bracket and the
Florida intangible personal property tax applicable to a taxable investment. The formula  is:

Fund's Tax-Free Yield + Florida Intangible Tax Rate = Your Tax-Equivalent Yield
--------------------------------------------------------------------------------
                            100% - Federal Tax Rate

MONEY MARKET FUND 7-DAY CURRENT TAX-EQUIVALENT YIELDS
(seven-day period ended May 30, 2003)

                             Tax-         Tax-          Tax-          Tax-
                             Equivalent   Equivalent    Equivalent    Equivalent
                    7-Day    Yield        Yield         Yield         Yield
                    Current  25% Tax      28% Tax       33% Tax       35% Tax
Fund                Yield    Bracket      Bracket       Bracket       Bracket
-------------------------------------------------------------------------------
Florida Municipal
Money Market        0.83%     1.11%        1.15%         1.24%        1.28%

Tax-Free
Money Market        0.85%     1.13%        1.18%         1.27%        1.31%

MONEY MARKET FUND 7-DAY EFFECTIVE TAX-EQUIVALENT YIELDS
(seven-day period ended May 30, 2003)

                             Tax-         Tax-          Tax-          Tax-
                             Equivalent   Equivalent    Equivalent    Equivalent
                  7-Day      Yield        Yield         Yield         Yield
                  Effective  25% Tax      28% Tax       33% Tax       35% Tax
Fund              Yield      Bracket      Bracket       Bracket       Bracket
--------------------------------------------------------------------------------
Florida Municipal
Money Market      0.83%      1.11%         1.15%        1.24%         1.28%

Tax-Free
Money Market      0.85%      1.15%         1.19%        1.28%         1.32%

Non-Money Market Fund 30-Day SEC Tax-Equivalent Yields
(30-day period ended May 30, 2003)

                                  Tax-         Tax-       Tax-        Tax-
                                  Equivalent  Equivalent  Equivalent  Equivalent
                                  Yield       Yield       Yield       Yield
                        30-Day    25% Tax     28% Tax     33% Tax     35% Tax
Fund                  SEC Yield   Bracket     Bracket     Bracket     Bracket

-------------------------------------------------------------------------------
Florida Municipal Bond
   Investor Class        2.29%    3.05%       3.18%       3.42%       3.52%

-------------------------------------------------------------------------------
Arizona Municipal Bond(1)
   Investor Class        2.41%    3.21%       3.35%       3.60%       3.71%

-------------------------------------------------------------------------------
Tax-Free Bond
   Investor Class        2.35%    3.13%       3.26%       3.51%       3.62%
   Institutional Class   2.52%    3.36%       3.50%       3.76%       3.88%

-------------------------------------------------------------------------------
High-Yield Municipal
   Investor Class        4.86%    6.48%       6.75%       7.25%       7.48%
   A Class               4.46%    5.95%       6.19%       6.66%       6.86%
   B Class               3.84%    5.12%       5.33%       5.73%       5.91%
   C Class               4.09%    5.45%       5.68%       6.10%       6.29%

(1)  Tax-equivalent  yields  based on combined  federal  and Arizona  income tax rates are: 28.54% Tax Bracket, 3.37%; 31.40% Tax Bracket, 3.51%; 36.38% Tax
     Bracket, 3.78%; and 38.28% Tax Bracket, 3.90%.

Total returns quoted in advertising and sales literature  reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions  (if any),  and any change in the  fund's  NAV during the  period.

Average annual total returns are calculated by determining the growth or decline in value  of a  hypothetical  historical  investment  in a fund  during a stated
period and then calculating the annually  compounded  percentage rate that would have produced the same result if the rate of growth or decline in value had been constant  throughout the period.  For example, a cumulative total return of 100%
over 10 years  would  produce an average  annual  return of 7.18%,  which is the steady  annual  rate that would equal 100%  growth on a  compounded  basis in 10 years.  While average  annual total returns are a convenient  means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time,  but changes from year to year,  and that average annual total  returns  represent  averaged  figures as  opposed to actual  year-to-year performance.

In addition to average annual total  returns,  each fund may quote unaveraged or cumulative total returns  reflecting the simple change in value of an investment over a stated period,  including  periods other than one, five and
10  years.  Average  annual  and  cumulative  total  returns  may be  quoted  as percentages or as dollar amounts and may be calculated for a single  investment, a series of investments,  or a series of redemptions over any time period. Total returns  may be  broken  down  into  their  components  of  income  and  capital
(including  capital  gains  and  changes  in  share  price)  to  illustrate  the relationship  of these  factors and their  contributions  to total  return.

The  following  table shows the  average  annual  total  returns for the various classes  calculated three different ways for the periods indicated as of May 31,
2003.  As new  classes,  performance  information  for the A, B and C Classes of
Florida  Municipal  Bond and Arizona  Municipal  Bond is not available as of the fiscal year end.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account  taxes that may be  association  with owning fund  shares.  Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After
Taxes on  Distributions  and Sale of Fund Shares is further  adjusted to reflect the tax  impact on any  change  in the value of fund  shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through  tax-deferred  arrangements such as 401(k) plans or IRAs. Average
Annual Total Returns - Investor Class (as of May 31, 2003)

                                                            Life
                                     1        5      10     of        Inception
Fund                                year    years   years   Class(1)  Date

--------------------------------------------------------------------------------
Florida Municipal Bond                                                04/11/1994
Return Before Taxes                 9.90%   6.29%   N/A      6.54%
Return After Taxes on Distributions 9.65%   6.05%   N/A      6.32%
Return After Taxes on Distributions
   and Sale of Fund Shares          7.79%   5.85%   N/A      6.14%

--------------------------------------------------------------------------------
Arizona Municipal Bond                                                04/11/1994
Return Before Taxes                 9.36%   6.21%   N/A      6.37%
Return After Taxes on Distributions 9.08%   6.04%   N/A      6.26%
Return After Taxes on Distributions
   and Sale of Fund Shares          7.40%   5.83%   N/A      6.07%

--------------------------------------------------------------------------------
Tax-Free Bond                                                         03/02/1987
Return Before Taxes                 9.31%   6.14%   5.84%    6.07%
Return After Taxes on Distributions 9.28%   6.02%   5.66%     N/A
Return After Taxes on Distributions
   and Sale of Fund Shares          7.40%   5.82%   5.56%     N/A

--------------------------------------------------------------------------------
High-Yield Municipal                                                  03/31/1998
Return Before Taxes                 9.40%   5.93%   N/A      6.10%
Return After Taxes on Distributions 9.40%   5.90%   N/A      6.07%
Return After Taxes on Distributions
   and Sale of Fund Shares          8.02%   5.82%   N/A      5.98%

(1)  Only funds with  performance  history for less than 10 years show after-tax returns for life of class.

Average Annual Total Returns - Institutional Class
(as of May 31, 2003)

Fund                                       Life of Class(1)     Inception Date

--------------------------------------------------------------------------------
Tax-Free Bond                                                   04/15/2003
Return Before Taxes                        3.14%
Return After Taxes on Distributions        3.14%
Return After Taxes on Distributions
   and Sale of Fund Shares                 2.20%

(1)  Only funds with  performance  history for less than 10 years show after-tax returns for life of class.

Average Annual Total Returns - A Class
(as of May 31, 2003)

Fund                                       Life of Class        Inception Date

--------------------------------------------------------------------------------
High-Yield Municipal(1)                                         01/31/2003
Return Before Taxes                        -1.05%
Return After Taxes on Distributions        -1.05%
Return After Taxes on Distributions
   and Sale of Fund Shares                 -0.13%

(1)  Returns reflect deduction of the maximum initial sales charge.  Returns for less than one year are not annualized.

Average Annual Total Returns - B Class
(as of May 31, 2003)

Fund                                       Life of Class        Inception Date
--------------------------------------------------------------------------------
High-Yield Municipal(1)                                         01/31/2003
Return Before Taxes                        -1.56%
Return After Taxes on Distributions        -1.56%
Return After Taxes on Distributions
   and Sale of Fund Shares                 -0.47%

(1)  Returns reflect deduction of the maximum  contingent  deferred sales charge applicable only if shares are sold.  Returns for less than one year are not annualized.

Average Annual Total Returns - C Class
(as of May 31, 2003)

Fund                                       Life of Class        Inception Date
--------------------------------------------------------------------------------
High-Yield Municipal(1)                                         07/24/2002
Return Before Taxes                         5.40%
Return After Taxes on Distributions         5.40%
Return After Taxes on Distributions
   and Sale of Fund Shares                  4.88%

(1)  Returns reflect deduction of the maximum  contingent  deferred sales charge applicable only if shares are sold.

ANNUALIZED DISTRIBUTION RATES (NON-MONEY MARKET FUNDS)

These funds may elect to advertise an annualized  distribution rate, computed by multiplying  the  ordinary  dividends  earned  by a fund  over a  30-day  period
(excluding capital gains) by 12, dividing that number by that fund's share price
(net asset value or maximum  offering price) at the end of the period,  and then multiplying that amount by 100:

                    (Dividends Earned Over Last 30 Days X 12)
--------------------------------------------------------------------------------
            Current Share Price X 100 = Annualized Distribution Rate

This figure  represents  the amount  paid to  shareholders  over the  applicable one-year  period.  The annual  distribution  rate for a fund may differ from the fund's 30-day yield  computation  because it is calculated over a different time period.

PERFORMANCE COMPARISONS

The funds'  performance  may be compared  with the  performance  of other mutual funds  tracked by mutual  fund rating  services or with other  indices of market performance.  This may include comparisons with funds that are sold with a sales charge or deferred  sales charge.  Sources of economic data that may be used for such comparisons may include,  but are not limited to: U.S.  Treasury bill, note and bond yields,  money market fund yields,  U.S. government debt and percentage held by  foreigners,  the U.S. money supply,  net free  reserves,  and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated  corporate securities
(source:  Bloomberg  Financial  Markets);  yield curves for AAA-rated,  tax-free municipal  securities  (source:  Telerate);  yield curves for foreign government securities  (sources:  Bloomberg  Financial  Markets and Data Resources,  Inc.);
total returns on foreign bonds (source:  J.P. Morgan Securities  Inc.);  various
U.S.  and  foreign  government  reports;  the junk  bond  market  (source:  Data
Resources,  Inc.); the CRB Futures Index (source:  Commodity Index Report);  the price of gold (sources:  London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category  tracked by Lipper,  Inc. or
Morningstar,   Inc.;  mutual  fund  rankings  published  in  major,   nationally
distributed  periodicals;  data provided by the  Investment  Company  Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers  and magazines  furnished by third  parties to illustrate  historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From  time to  time,  the  funds  may,  in  addition  to any  other  permissible information,  include the  following  types of  information  in  advertisements, supplemental sales literature and reports to shareholders:

(1)  discussions  of  general  economic  or  financial  principles  (such as the effects of compounding and the benefits of dollar-cost averaging);

(2)  discussions of general economic trends;

(3)  presentations of statistical data to supplement such discussions;

(4)  descriptions of past or anticipated  portfolio  holdings for one or more of the funds;

(5)  descriptions of investment strategies for one or more of the funds;

(6)  descriptions  or  comparisons of various  savings and  investment  products
     (including,  but not limited to, qualified  retirement plans and individual stocks and bonds), which may or may not include the funds;

(7)  comparisons  of  investment  products  (including  the funds) with relevant market or industry indices or other appropriate benchmarks;

(8)  discussions of fund rankings or ratings by recognized rating organizations;
     and

(9)  testimonials describing the experience of persons that have invested in one or more of the funds.

The  funds  also may  include  calculations,  such as  hypothetical  compounding examples,  which describe  hypothetical  investment  results.  Such  performance examples will be based on an express set of  assumptions  and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the Trust may issue  additional  classes of existing  funds or  introduce  new funds with  multiple  classes  available  for purchase.  To the extent a new class is added to an existing  fund,  the advisor may, in compliance with SEC and NASD rules,  regulations and guidelines,  market the new class of shares  using the  historical  performance  information  of the original class of shares. When quoting performance information for the new class of shares for  periods  prior to the first full  quarter  after  inception,  the original class's performance will be restated to reflect the expenses of the new class.  For  periods  after the  first  full  quarter  after  inception,  actual performance of the new class will be used.

FINANCIAL STATEMENTS

The  financial  statements  have been  audited  by  PricewaterhouseCoopers  LLP, independent  accountants.  Their Independent Auditors' Reports and the financial statements  included in the funds' Annual  Reports for the fiscal year ended May
31, 2003, are incorporated herein by reference.

Explanation of Fixed-Income
Securities Ratings

As described in the  Prospectus,  the funds invest in  fixed-income  securities.
Those investments,  however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information.  The following is a summary of the rating  categories  referenced  in the  prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA      This is the highest rating assigned by S&P to a debt obligation.
         It indicates an extremely strong capacity to pay interest and repay principal.

AA       Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.

A        Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB      Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.

BB       Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B        Debt rated in this category is more vulnerable to nonpayment than obligations rated `BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

STANDARD & POOR'S

CCC      Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC       Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C        The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.

D        Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.

Aaa      This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.

Aa       Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.

A        Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Baa      Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.

Ba       Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B        Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa      Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.

Ca       Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.

C        This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.

FITCH, INC.

AAA                 Debt rated in this category has the lowest expectation of
                    credit risk. Capacity for timely payment of financial
                    commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA                  Debt rated in this category has a very low expectation of
                    credit risk. Capacity for timely payment of financial
                    commitments is very strong and not significantly vulnerable to foreseeable events.

A                   Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in
                    circumstances or in economic conditions than debt rated in higher categories.

BBB                 Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in
                    circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade
                    category.

BB                  Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial
                    alternatives may be available to allow financial commitments to be met. Securities rated in this category are not
                    investment grade.

B                   Debt rated in this category has significant credit risk, but a limited margin of safety remains.  Financial commitments currently are being met, but capacity for continued debt
                    service payments is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C          Debt rated in these categories has a real possibility for
                    default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
                    developments. A CC rating indicates that default of some
                    kind appears probable; a C rating signals imminent default.

DDD, DD, D          The ratings of obligations in this category are based on
                    their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be
                    estimated with any precision, the following serve as general guidelines.  `DDD' obligations have the highest potential
                    for recovery, around 90%- 100% of outstanding amounts and
                    accrued interest. `DD' indicates potential recoveries in the range of 50%-90% and `D' the lowest recovery potential,
                    i.e., below 50%.

                    Entities rated in this category have defaulted on some or
                    all of their obligations. Entities rated `DDD' have the
                    highest prospect for resumption of performance or continued
                    operation with or without a formal reorganization process.
                    Entities rated `DD' and `D' are generally undergoing a
                    formal reorganization or liquidation process; those rated
                    `DD' are likely to satisfy a higher portion of their
                    outstanding obligations, while entities rated `D' have a
                    poor prospect of repaying all obligations.

To provide more  detailed  indications  of credit  quality,  the Standard  &
Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.  Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS

S&P      Moody's           Description

A-1      Prime-1           This indicates that the degree of safety regarding
         (P-1)             timely payment is strong. Standard & Poor's rates
                           those issues determined to possess extremely strong
                           safety characteristics as A-1+.

A-2      Prime-2           Capacity for timely payment on commercial paper is
         (P-2)             satisfactory, but the relative degree of safety is
                           not as high as for issues designated A-1. Earnings
                           trends and coverage ratios, while sound, will be more
                           subject to variation. Capitalization characteristics,
                           while still appropriated, may be more affected by
                           external conditions. Ample alternate liquidity is
                           maintained.

A-3      Prime-3           This indicates satisfactory capacity for timely
         (P-3)             repayment. Issues that carry this rating are somewhat
                           more vulnerable to the adverse changes in
                           circumstances than obligations carrying the higher
                           designations.

NOTE RATINGS

S&P      Moody's           Description
--------------------------------------------------------------------------------
SP-1     MIG-1; VMIG-1     Notes are of the highest quality enjoying strong
                           protection from established cash flows of funds for
                           their servicing or from established and broad-based
                           access to the market for refinancing, or both.

SP-2     MIG-2; VMIG-2     Notes are of high quality, with margins of protection
                           ample, although not so large as in the preceding
                           group.

SP-3     MIG-3; VMIG-3     Notes are of favorable quality, with all security
                           elements accounted for, but lacking the undeniable
                           strength of the preceding grades. Market access for
                           refinancing, in particular, is likely to be less
                           well-established.

SP-4     MIG-4; VMIG-4     Notes are of adequate quality, carrying specific
                           risk but having protection and not distinctly
                           or predominantly speculative.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

The annual and  semiannual  reports  contain more  information  about the funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions  about  the  funds,  by  contacting  us at the  address  or one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You can also get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

On the Internet            o EDGAR database at www.sec.gov

                           o By email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

INVESTMENT COMPANY ACT FILE NO. 811-4025

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485
Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

SH-SAI-35476   0310

PART C   OTHER INFORMATION

Item 23 EXHIBITS (all exhibits not filed herewith are being incorporated  herein by reference).

     (a) (1) Amended and Restated  Declaration of Trust, dated March 9, 1998 and amended  March 1, 1999  (filed  electronically  as  Exhibit a to  Post-Effective
Amendment No. 27 to the Registration Statement of the Registrant on September 2,
1999, File No. 2-91229).

         (2)  Amendment  No.  1  to  the  Amended  and  Restated  Agreement  and
Declaration of Trust, dated March 6, 2001 (filed electronically as Exhibit a2 to
Post-Effective  Amendment No. 31 to the Registration Statement of the Registrant
on April 20, 2001, File No. 2-91229).

         (3)  Amendment  No.  2  to  the  Amended  and  Restated  Agreement  and
Declaration of Trust,  dated August 1, 2001 (filed  electronically as Exhibit a3 to  Post-Effective  Amendment  No.  34 to  the  Registration  Statement  of  the
Registrant on September 28, 2001, File No. 2-91229).

         (4)  Amendment  No.  3  to  the  Amended  and  Restated  Agreement  and
Declaration of Trust, dated December 3, 2001 (filed electronically as Exhibit a4 to  Post-Effective  Amendment  No.  35 to  the  Registration  Statement  of  the
Registrant on September 30, 2002, File No. 2-91229).

         (5)  Amendment  No.  4  to  the  Amended  and  Restated  Agreement  and
Declaration of Trust,  dated May 8, 2002 (filed  electronically as Exhibit a5 to
Post-Effective  Amendment No. 35 to the Registration Statement of the Registrant
on September 30, 2002, File No. 2-91229).

         (6)  Amendment  No.  5  to  the  Amended  and  Restated  Agreement  and
Declaration of Trust,  dated December 15, 2002 (filed  electronically as Exhibit
a6 to  Post-Effective  Amendment  No. 39 to the  Registration  Statement  of the
Registrant on December 23, 2002, File No. 2-91229).

     (b) Amended and Restated Bylaws, dated March 9, 1998 (filed  electronically as Exhibit b2 to Post-Effective  Amendment No. 23 to the Registration  Statement
of the Registrant on March 26, 1998, File No. 2-91229).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III,  Article IV,  Article V,  Article VI and Article  VIII of
Registrant's Amended and Restated Declaration of Trust,  appearing as Exhibit a2 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of
the  Registrant;  and Article II,  Article  VII,  Article VIII and Article IX of
Registrant's   Amended  and   Restated   Bylaws   appearing  as  Exhibit  b2  to
Post-Effective Amendment No. 23 on Form N-1A of the Registrant.

     (d) (1)  Management  Agreement   (Investor  Class)  with  American  Century
Investment  Management,  Inc.,  dated  August 1, 1997 (filed  electronically  as
Exhibit 5 to  Post-Effective  Amendment No. 33 to the Registration  Statement of
American Century Government Income Trust on July 31, 1997, File No. 2-99222).

         (2)  Amendment  to  the  Management  Agreement  (Investor  Class)  with
American  Century  Investment  Management,  Inc.,  dated  March 31,  1998 (filed electronically  as  Exhibit  5b  to  Post-Effective  Amendment  No.  23  to  the
Registration Statement of the Registrant on March 26, 1998, File No. 2-91229).

         (3)  Amendment  to  the  Management  Agreement  (Investor  Class)  with
American  Century  Investment  Management,  Inc.,  dated  July  1,  1998  (filed electronically  as  Exhibit  d3  to  Post-Effective  Amendment  No.  39  to  the
Registration  Statement of American Century  Government Income Trust on July 28,
1999, File No. 2-99222).

         (4) Amendment No. 1 to the Management  Agreement  (Investor Class) with
American Century  Investment  Management,  Inc., dated September 16, 2000 (filed electronically  as  Exhibit  d4  to  Post-Effective  Amendment  No.  30  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on December 29, 2000, File No. 2-82734).

         (5) Amendment No. 2 to the Management  Agreement  (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated  August 1, 2001  (filed electronically  as  Exhibit  d5  to  Post-Effective  Amendment  No.  44  to  the
Registration  Statement of American Century  Government Income Trust on July 31,
2001, File No. 2-99222).

         (6) Amendment No. 3 to the Management  Agreement  (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated December 3, 2001 (filed electronically  as  Exhibit  d6  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170).

         (7) Amendment No. 4 to the Management  Agreement  (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated  July  1,  2002  (filed electronically  as  Exhibit  d7  to  Post-Effective  Amendment  No.  17  to  the
Registration  Statement of American  Century  Investment Trust on June 28, 2002,
File No. 33-65170).

         (8) Amendment No. 5 to the Management  Agreement  (Investor Class) with
American  Century  Investment  Management,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  d8  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement  of American  Century  Variable  Portfolios  II, Inc. on
December 23, 2002, File No. 333-46922).

         (9)  Management  Agreement (C Class) with American  Century  Investment
Management Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century Target Maturities Trust on April 17, 2001, File No. 2-94608).

         (10)  Amendment  No.  1 to the  Management  Agreement  (C  Class)  with
American  Century  Investment  Management  Inc.,  dated  August 1,  2001  (filed electronically  as  Exhibit  d10  to  Post-Effective  Amendment  No.  44 to  the
Registration  Statement of American Century  Government Income Trust on July 31,
2001, File No. 2-99222).

         (11)  Amendment  No.  2 to the  Management  Agreement  (C  Class)  with
American  Century  Investment  Management,  Inc.,  dated December 3, 2001 (filed electronically  as  Exhibit  d13  to  Post-Effective  Amendment  No.  16 to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170).

         (12)  Amendment  No.  3 to the  Management  Agreement  (C  Class)  with
American  Century  Investment  Management,  Inc.,  dated  July  1,  2002  (filed electronically  as  Exhibit  d16  to  Post-Effective  Amendment  No.  17 to  the
Registration  Statement of American  Century  Investment Trust on June 28, 2002,
File No. 33-65170).

         (13)  Amendment  No.  4 to the  Management  Agreement  (C  Class)  with
American  Century  Investment  Management,  Inc., dated September 3, 2002 (filed electronically  as  Exhibit  d12  to  Post-Effective  Amendment  No.  34 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on October 1, 2002, File No. 2-82734).

         (14) Management Agreement  (Institutional  Class) with American Century
Investment  Management,  Inc., dated August 1, 1997 (filed  electronically as an
Exhibit to  Post-Effective  Amendment  No. 20 to the  Registration  Statement of
American  Century  Quantitative  Equity  Funds  on  August  29,  1997,  File No.
33-19589).

         (15)  Amendment  to  Management  Agreement  (Institutional  Class) with
American  Century  Investment  Management,  Inc.,  dated  June  1,  1998  (filed electronically  as  Exhibit  d6  to  Post-Effective  Amendment  No.  27  to  the
Registration  Statement of American Century  Quantitative  Equity Funds on April
27, 2000, File No. 33-19589).

         (16) Amendment No. 1 to the Management Agreement  (Institutional Class)
with American Century Investment  Management,  Inc., dated August 1, 2001 (filed electronically  as  Exhibit  d13  to  Post-Effective  Amendment  No.  15 to  the
Registration  Statement of American Century  Investment Trust on August 8, 2001,
File No. 33-65170).

         (17) Amendment No. 2 to the Management Agreement  (Institutional Class)
with American  Century  Investment  Management,  Inc. dated March 1, 2002 (filed electronically  as  Exhibit  d17  to  Post-Effective  Amendment  No.  46 to  the
Registration  Statement of American Century  Government Income Trust on March 4,
2002, File No. 2-99222).

         (18) Amendment No. 3 to the Management Agreement  (Institutional Class)
with American Century Investment Management, Inc. dated December 31, 2002 (filed electronically  as  Exhibit  d18  to  Post-Effective  Amendment  No.  39 to  the
Registration  Statement  of the  Registrant  on  December  23,  2002,  File  No.
2-91229).

         (19) Management  Agreement (A Class) with American  Century  Investment
Management,  Inc., dated September 3, 2002 (filed  electronically as Exhibit d13 to  Post-Effective  Amendment No. 35 to the  Registration  Statement of American
Century  California  Tax-Free and Municipal Funds on December 17, 2002, File No.
2-82734).

         (20) Management  Agreement (B Class) with American  Century  Investment
Management,  Inc., dated September 3, 2002 (filed  electronically as Exhibit d14 to  Post-Effective  Amendment No. 35 to the  Registration  Statement of American
Century  California  Tax-Free and Municipal Funds on December 17, 2002, File No.
2-82734).

         (21) Management Agreement (C Class II) with American Century Investment
Management,  Inc., dated September 3, 2002 (filed  electronically as Exhibit d15 to  Post-Effective  Amendment No. 35 to the  Registration  Statement of American
Century  California  Tax-Free and Municipal Funds on December 17, 2002, File No.
2-82734).

     (e) (1) Amended and Restated  Distribution  Agreement with American Century
Investment  Services,  Inc.,  dated September 3, 2002 (filed  electronically  as
Exhibit e1 to Post-Effective  Amendment No. 35 to the Registration  Statement of
the Registrant on September 30, 2002, File No. 2-91229).

         (2) Amendment No. 1 to the Amended and Restated Distribution  Agreement
with American Century Investment Services,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  e2  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement  of American  Century  Variable  Portfolios  II, Inc. on
December 23, 2002, File No. 333-46922).

         (3) Amendment No. 2 to the Amended and Restated Distribution  Agreement
with American Century  Investment  Services,  Inc., dated August 29, 2003 (filed electronically  as  Exhibit  e3  to  Post-Effective  Amendment  No.  17  to  the
Registration Statement of American Century Strategic Asset Allocations,  Inc. on
August 28, 2003, File No. 33-79482).

     (f) Not applicable.

     (g) (1) Master  Agreement with Commerce Bank,  N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213).

         (2) Global  Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222).

         (3) Amendment to the Global Custody  Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922).

     (h) (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century Government Income Trust on July 31, 1997, File No. 2-99222).

         (2)  Amendment  No. 1 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit b9b to Post-Effective  Amendment No. 23 to the Registration Statement of
American Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

         (3) Amendment No. 2 to the Transfer Agency  Agreement with and American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734).

         (4)  Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222).

         (5)  Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Investment Trust on November 30, 2001, File No. 33-65170).

         (6)  Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American Century Investment Trust on June 28, 2002, File No. 33-65170).

         (7)  Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
the Registrant on September 30, 2002, File No. 2-91229).

         (8)  Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc., on December 23, 2002, File No.
333-46922).

         (9) Credit  Agreement  with JP Morgan  Chase  Bank,  as  Administrative
Agent,  dated as of December  17, 2002  (filed  electronically  as Exhibit h9 to
Post-Effective Amendment No. 4 to the Registration Statement of American Century
Variable Portfolios II, Inc. on December 20, 2002, File No. 333-46922).

         (10) Customer  Identification  Program Reliance Agreement dated October
1, 2003 (filed electronically as Exhibit h10 to Post-Effective  Amendment No. 40
to the Registration  Statement of the Registrant on September 30, 2003, File No.
2-91229).

     (i) Opinion and Consent of Counsel  (filed  electronically  as Exhibit i to
Post-Effective  Amendment No. 27 to the Registration Statement of the Registrant
on September 2, 1999, File No. 2-91229).

     (j) (1) Consent of PricewaterhouseCoopers  LLP, independent accountants, to be filed by amendment.

         (2) Power of Attorney,  dated September 12, 2002 (filed  electronically as Exhibit j4 to Post-Effective  Amendment No. 35 to the Registration  Statement
of the Registrant, on September 30, 2002, File No. 2-91229).

         (3) Power of Attorney, dated December 17, 2002 (filed electronically as
Exhibit j3 to Post-Effective  Amendment No. 39 to the Registration  Statement of
the Registrant, on February 27, 2003, File No. 2-91229).

         (4)   Secretary's   Certificate   dated   September   12,  2002  (filed
electronically  as  Exhibit  j5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement  of the  Registrant  on  September  30,  2002,  File No.
2-91229).

     (k) Not applicable.

     (l) Not applicable.

     (m) (1) Master  Distribution  and Individual  Shareholder  Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century Target Maturities Trust on April 17, 2001, File No. 2-94608).

         (2)  Amendment  No.  1  to  the  Master   Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of American Century Government Income Trust on July 31, 2001, File No. 2-99222).

         (3)  Amendment  No.  2  to  the  Master   Distribution  and  Individual
Shareholder Services Plan (C Class) dated December 3, 2001 (filed electronically as Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement
of American Century Investment Trust on November 30, 2001, File No. 33-65170).

         (4)  Amendment  No.  3  to  the  Master   Distribution  and  Individual
Shareholder Services Plan (C Class) dated July 1, 2002 (filed  electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American Century Investment Trust on June 28, 2002, File No. 33-65170).

         (5) Amendment No. 4 to Master  Distribution and Individual  Shareholder
Services Plan (C Class) dated September 3, 2002 (filed electronically as Exhibit
m5 to  Post-Effective  Amendment  No. 35 to the  Registration  Statement  of the
Registrant on September 30, 2002, File No. 2-91229).

         (6) Master  Distribution  and Individual  Shareholder  Services Plan (A
Class)  dated  September  3,  2002  (filed   electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734).

         (7) Master  Distribution  and Individual  Shareholder  Services Plan (B
Class)  dated  September  3,  2002  (filed   electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734).

         (8) Master  Distribution  and Individual  Shareholder  Services Plan (C
Class II) dated  September  3,  2002  (filed  electronically  as  Exhibit  m8 to
Post-Effective  Amendment No. 40 to the Registration Statement of the Registrant
on September 30, 2003, File No. 2-91229).

     (n) (1) Amended and Restated  Multiple  Class Plan dated  September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on December 17, 2002, File No. 2-82734).

         (2)  Amendment  No. 1 to the Amended and Restated  Multiple  Class Plan
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the Registration Statement of the Registrant on December 23,
2002, File No. 2-91229).

         (3)  Amendment  No. 2 to the Amended and Restated  Multiple  Class Plan
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations, Inc. on August 28, 2003, File No. 33-79482).

     (o) Reserved.

     (p) American Century  Investments Code of Ethics (filed  electronically  as
Exhibit p to  Post-Effective  Amendment No. 35 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 17, 2002,
File No. 2-82734).

Item 24. Persons Controlled by or Under Control with Registrant - None.

Item 25. Indemnification.

As stated in Article VII,  Section 3 of the Amended and Restated  Agreement  and
Declaration  of  Trust,  incorporated  herein  by  reference  to  Exhibit  a2 to
Post-Effective  Amendment No. 31 to the  Registration  Statement on Form N-1A of
the  Registrant,  "The  Trustees  shall be entitled and empowered to the fullest extent  permitted by law to purchase  insurance for and to provide by resolution or in the Bylaws for  indemnification  out of Trust assets for liability and for all expenses  reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes  involved by virtue of his or her capacity or former  capacity  with the Trust. The provisions,  including any exceptions and limitations  concerning indemnification,  may be set forth in detail  in the  Bylaws or in a  resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the  Registrant's  Bylaws,  amended and restated on March 9, 1998, incorporated  herein by reference to Exhibit b2 to Post-Effective  Amendment No.
23 to the  Registration  Statement of the Registrant on March 26, 1998, File No.
2-91229.

The  Registrant  has  purchased  an insurance  policy  insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such  capacities and providing  reimbursement  to the Registrant for sums  which it may be  permitted  or  required  to pay to its  officers  and trustees by way of indemnification  against such liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor.

None.

Item 27. Principal Underwriter.

I. (a)  American  Century  Investment  Services,  Inc.  (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal      Positions and Offices     Positions and Offices
Business Address*        with Underwriter            with Registrant
-----------------------------------------------------------------------

James E. Stowers, Jr.   Chairman and Director            none

William M. Lyons        President, Chief Executive       President and
                        Officer and Director             Chairman

Robert T. Jackson       Executive Vice President,        Executive Vice
                        Chief Financial Officer          President
                        and Chief Accounting Officer

Joseph Greene           Senior Vice President            none

Brian Jeter             Senior Vice President            none

Mark Killen             Senior Vice President            none

Dave Larrabee           Senior Vice President            none

Barry Mayhew            Senior Vice President            none

David C. Tucker         Senior Vice President      Senior Vice President
                        and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records.

All  accounts,  books and other  documents  required to be maintained by Section
31(a)  of the  1940  Act,  and  the  rules  promulgated  thereunder,  are in the possession of Registrant,  American  Century  Services  Corporation and American
Century  Investment  Management,  Inc., all located at 4500 Main Street,  Kansas
City, Missouri 64111.

Item 29. Management Services - Not applicable.

Item 30. Undertakings - Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the Securities Act and the Investment  Company
Act of 1940, the Registrant certifies that it has duly caused this Amendment No.
42 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized,  in the City of Kansas City, State of Missouri, on the 15th day
of December, 2003.

                              AMERICAN CENTURY MUNICIPAL TRUST (Registrant)

                              By: /*/ William M. Lyons
                              ------------------------------------------
                              William M. Lyons
                              President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this  Post-Effective
Amendment  No.  41 has  been  signed  below  by  the  following  persons  in the capacities and on the dates indicated.

                                                            Date

*William M. Lyons           President, Chairman of        December 15, 2003
-------------------------   the Board, Trustee and
William M. Lyons            Principal Executive Officer

*Maryanne Roepke            Senior Vice President,        December 15, 2003
-------------------------   Treasurer and Chief
Maryanne Roepke             Accounting Officer

*Albert A. Eisenstat        Trustee                       December 15, 2003
-------------------------
Albert A. Eisenstat

*Ronald J. Gilson           Trustee                       December 15, 2003
-------------------------
Ronald J. Gilson

*Robert T. Jackson          Executive Vice                December 15, 2003
-------------------------   President
Robert T. Jackson

*Myron S. Scholes           Trustee                       December 15, 2003
-------------------------
Myron S. Scholes

*Kenneth E. Scott           Trustee                       December 15, 2003
-------------------------
Kenneth E. Scott

*John B. Shoven             Trustee                       December 15, 2003
-------------------------
John B. Shoven

*Jeanne D. Wohlers          Trustee                       December 15, 2003
-------------------------
Jeanne D. Wohlers

*Kathryn A. Hall            Trustee                       December 15, 2003
-------------------------
Kathryn A. Hall

/s/ Charles A. Etherington
*by Charles A.  Etherington,  Attorney in Fact  (pursuant  to Powers of Attorney dated September 12, 2002 and December 17, 2002).